Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2012
Entity Registrant Name	CHINA DISTANCE EDUCATION HOLDINGS LTD
Entity Central Index Key	0001438644
Trading Symbol	DL
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	134,386,849

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current assets
Cash and cash equivalents	$ 49,723	$ 49,738
Term deposits	7,956	7,839
Restricted cash	6	2,676
Accounts receivable, net of allowance for doubtful accounts of US$3,190 and US$2,092 as of September 30, 2011 and 2012, respectively	4,081	4,661
Inventories	658	363
Prepayment and other current assets	3,573	2,861
Deferred tax assets, current portion	1,856	1,556
Deferred cost	1,795	1,868
Current assets of discontinued operations		2,306
Total current assets	69,648	73,868
Non-current assets
Property, plant and equipment, net	9,676	8,586
Goodwill	7,511	7,403
Other intangible assets, net	1,929	2,382
Deposit for purchase of non-current assets	131	242
Deferred tax assets, non-current portion		668
Other non-current assets	1,091	729
Total non-current assets	20,338	20,010
Total assets	89,986	93,878
Current liabilities
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$5,738 and US$8,789 as of September 30, 2011 and 2012, respectively)	9,636	6,514
Income tax payable (including income tax payable of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$2,170 and US$2,319 as of September 30, 2011 and 2012, respectively)	2,627	2,329
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$7,848 and US$9,408 as of September 30, 2011 and 2012, respectively)	9,450	7,861
Refundable fees (including refundable fees of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$2,580 and US$3,524 as of September 30, 2011 and 2012, respectively)	3,524	2,580
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$1,860 and nil as of September 30, 2011 and 2012, respectively)		1,860
Total current liabilities	25,237	21,144
Non-current liabilities
Deferred tax liabilities, non-current portion (including non-current portion of deferred tax liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of nil and nil as of September 30, 2011 and 2012, respectively)	132
Total non-current liabilities	132
Total liabilities	25,369	21,144
Commitments and contingencies (Note 20)
Equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2011 and 2012, respectively; Authorized - 480,000,000 shares at September 30, 2011 and 2012; Issued and outstanding - 127,800,673 and 134,386,849 shares at September 30, 2011 and 2012, respectively)	13	13
Additional paid-in capital	61,777	78,804
Accumulated other comprehensive income	4,922	4,221
Cumulative deficits	(2,095)	(10,304)
Total China Distance Education Holdings Limited shareholders' equity	64,617	72,734
Total equity	64,617	72,734
Total liabilities and equity	$ 89,986	$ 93,878

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Allowance for doubtful accounts	$ 2,092	$ 3,190
Accrued expenses and other liabilities	9,636	6,514
Income tax payable	2,627	2,329
Deferred revenue	9,450	7,861
Refundable fees	3,524	2,580
Current liabilities of discontinued operations		1,860
Deferred tax liabilities, non-current portion	132
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	480,000,000	480,000,000
Ordinary shares, issued	134,386,849	127,800,673
Ordinary shares, outstanding	134,386,849	127,800,673
Variable Interest Entity [Member]
Allowance for doubtful accounts	2,092	3,190
Accrued expenses and other liabilities	8,789	5,738
Income tax payable	2,319	2,170
Deferred revenue	9,408	7,848
Refundable fees	3,524	2,580
Current liabilities of discontinued operations		1,860
Deferred tax liabilities, non-current portion
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	480,000,000	480,000,000
Ordinary shares, issued	134,386,849	127,800,673
Ordinary shares, outstanding	134,386,849	127,800,673

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Sales, net of business tax, value-added tax and related surcharges
Online education services	$ 40,281	$ 30,788	$ 23,982
Books and reference materials	4,438	4,743	3,939
Others	7,383	6,033	4,658
Total net revenues	52,102	41,564	32,579
Cost of sales
Cost of services	(20,494)	(16,840)	(13,283)
Cost of tangible goods sold	(2,587)	(2,794)	(2,070)
Total cost of sales	(23,081)	(19,634)	(15,353)
Gross profit	29,021	21,930	17,226
Operating expenses
Selling expenses	(11,337)	(9,771)	(7,176)
General and administrative expenses	(8,248)	(12,221)	(10,535)
Impairment of purchased call options		(1,115)	(162)
Total operating expenses	(19,585)	(23,107)	(17,873)
Other operating income	58	603	74
Operating income (loss)	9,494	(574)	(573)
Interest income	1,119	883	458
Exchange loss	(40)	(143)	(66)
Income (loss) before income taxes	10,573	166	(181)
Less: Income tax expense	(2,600)	(971)	(575)
Net income (loss) from continuing operations	7,973	(805)	(756)
Net income (loss) from discontinued operations	236	(3,300)	(2,086)
Net income (loss)	8,209	(4,105)	(2,842)
Net loss attributable to noncontrolling interest		303	944
Net income (loss) from continuing operations attributable to China Distance Education Holdings Limited	7,973	(502)	155
Net income (loss) from discontinued operations attributable to China Distance Education Holdings Limited	236	(3,300)	(2,053)
Net income (loss) attributable to China Distance Education Holdings Limited	$ 8,209	$ (3,802)	$ (1,898)
Net (loss) income attributable to China Distance Education Holdings Limited shareholders
Basic from continuing operations	$ 0.06	$ 0	$ 0
Basic from discontinued operations	$ 0	$ (0.03)	$ (0.01)
Basic	$ 0.06	$ (0.03)	$ (0.01)
Diluted from continuing operations	$ 0.06	$ 0	$ 0
Diluted from discontinued operations	$ 0	$ (0.03)	$ (0.01)
Diluted	$ 0.06	$ (0.03)	$ (0.01)
Weighted average shares used in calculating net (loss) income per share
Basic	133,996,737	133,571,727	138,232,493
Diluted	134,363,108	133,571,727	138,232,493

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ 8,209	$ (4,105)	$ (2,842)
Other comprehensive income - change in cumulative foreign currency translation adjustments	701	1,855	715
Comprehensive income (loss)	8,910	(2,250)	(2,127)
Comprehensive income (loss) attributable to noncontrolling interest		(270)	(926)
Comprehensive income (loss) attributable to China Distance Education Holdings Limited	$ 8,910	$ (1,980)	$ (1,201)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Total	Start-up training business	Gaokao re-take business [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] Start-up training business	Ordinary Shares [Member] Gaokao re-take business [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Start-up training business	Additional Paid-in Capital [Member] Gaokao re-take business [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] Start-up training business	Accumulated Other Comprehensive Income [Member] Gaokao re-take business [Member]	Cumulative Deficits [Member]	Cumulative Deficits [Member] Start-up training business	Cumulative Deficits [Member] Gaokao re-take business [Member]	Total China Distance Education Holding Limited Shareholders' Equity [Member]	Total China Distance Education Holding Limited Shareholders' Equity [Member] Start-up training business	Total China Distance Education Holding Limited Shareholders' Equity [Member] Gaokao re-take business [Member]	Non-controlling Interest [Member]	Non-controlling Interest [Member] Start-up training business	Non-controlling Interest [Member] Gaokao re-take business [Member]
Balance at Sep. 30, 2009	$ 76,872			$ 14			$ 76,797			$ 1,702			$ (4,604)			$ 73,909			$ 2,963
Balance, shares at Sep. 30, 2009				138,765,685
Net income (loss)	(2,842)												(1,898)			(1,898)			(944)
Foreign currency translation adjustments	715									697						697			18
Repurchase of ordinary shares, shares				(1,909,600)
Repurchase of ordinary shares	(2,172)						(2,172)									(2,172)
Number of shares: Exercised				76,764
Options exercised	63						63									63
Stock-based compensation expense - stock options (Note 23)	4,387						4,387									4,387
Loan to optionees in connection with exercise of options
Balance at Sep. 30, 2010	77,023			14			79,075			2,399			(6,502)			74,986			2,037
Balance, shares at Sep. 30, 2010				136,932,849
Net income (loss)	(4,105)												(3,802)			(3,802)			(303)
Foreign currency translation adjustments	1,855									1,822						1,822			33
Repurchase of ordinary shares, shares				(9,223,188)
Repurchase of ordinary shares	(8,138)			(1)			(8,137)									(8,138)
Number of shares: Exercised				91,012
Options exercised	75						75									75
Stock-based compensation expense - stock options (Note 23)	6,024						6,024									6,024
Acquisition of noncontrolling interest								856	911								856	911		(856)	(911)
Loan to optionees in connection with exercise of options
Balance at Sep. 30, 2011	72,734			13			78,804			4,221			(10,304)			72,734
Balance, shares at Sep. 30, 2011				127,800,673
Net income (loss)	8,209												8,209			8,209
Foreign currency translation adjustments	701									701						701
Repurchase of ordinary shares, shares				(1,285,464)
Repurchase of ordinary shares	(993)						(993)									(993)
Number of shares: Exercised	7,096,540			7,871,640
Options exercised	3,981						3,981									3,981
Stock-based compensation expense - stock options (Note 23)	141						141									141
Dividends	(16,268)						(16,268)									(16,268)
Loan to optionees in connection with exercise of options	(3,888)						(3,888)									(3,888)
Balance at Sep. 30, 2012	$ 64,617			$ 13			$ 61,777			$ 4,922			$ (2,095)			$ 64,617
Balance, shares at Sep. 30, 2012				134,386,849

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 8,209	$ (4,105)	$ (2,842)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Stock-based compensation	141	6,024	4,387
Gain on disposition of the discontinued operation	(297)
Depreciation of property, plant and equipment	1,606	1,449	1,157
Amortization of other intangible assets	873	926	851
Provision of inventories	41	1	(1)
Allowance for doubtful accounts	211	1,144	2,197
Impairment loss on purchased call options		1,316	639
Impairment of intangible assets		332	274
Impairment loss on property, plant and equipment		973
Impairment loss on goodwill		758	1,407
Losses on disposition of property, plant and equipment	9	27	44
Changes in operating assets and liabilities:
Decrease (Increase) in accounts receivable	434	(17)	(1,970)
(Increase) decrease in inventories	(328)	258	(289)
Increase in prepayments and other assets	(679)	(1,054)	(693)
(Increase) decrease in deferred tax assets	(35)	(630)	(352)
Decrease (Increase) in deferred cost	99	(189)	(276)
(Increase) decrease in other non-current assets	(348)	50	79
Increase in accrued expenses and other liabilities	2,827	1,111	1,850
Increase in income tax payable	261	622	719
Increase (decrease) in deferred revenue	578	(235)	1,037
Increase (decrease) in refundable fees	898	917	(249)
(Increase) decrease in deferred tax liabilities	563	(486)	(316)
Net cash generated from operating activities	15,063	9,192	7,653
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of business			(21)
Maturity (purchase) of term deposits		(7,649)	27,750
Withdrawal of restricted cash	2,670	363	5,395
Acquisition of property, plant and equipment	(1,662)	(1,999)	(1,570)
Proceeds from disposition of property, plant and equipment		80	60
Disposal of the discontinued operation, net of cash disposed	(150)
Acquisition of other intangible assets	(387)	(402)	(194)
Payment of deposit for the acquisition of non-current assets		(236)
Net cash (used in) generated from investing activities	471	(9,843)	31,420
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary shares	(993)	(8,138)	(2,172)
Proceeds from share options exercised by employees	3,981	75	63
Loan to optionees in connection with exercise of options	(3,888)
Dividends paid to shareholders	(16,268)
Net cash used in financing activities	(17,168)	(8,063)	(2,109)
Exchange rate effect on cash and cash equivalents	410	906	354
Net (decrease) increase in cash and cash equivalents	(1,224)	(7,808)	37,318
Cash and cash equivalents at beginning of the year	50,947	58,755	21,437
Cash and cash equivalents at end of the year	49,723	50,947	58,755
Supplemental schedule of cash flows information
Income tax paid	(1,818)	(1,439)	(514)
Supplemental schedule of non-cash activities
Payable for acquisition of property, plant and equipment included in accrued expenses and other liabilities		633	94
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	111		356
Consideration payable in connection with acquisition of Champion Xinlixiang			1,643
Offset consideration payable in connection with acquisition of Champion Xinlixiang with receivable from original selling shareholder		$ (1,711)

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Sep. 30, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

China Distance Education Holdings Limited (the "Company") was incorporated under the law of the Cayman Islands on January 11, 2008. The Company, its subsidiaries, its consolidated variable interest entity ("VIE") and VIE's subsidiaries (collectively the "Group") are primarily engaged in providing online and offline education services, and selling related products in the People's Republic of China ("PRC").

As of September 30, 2012, details of the Company's subsidiaries, its VIE and VIE's subsidiaries were as follows:

			Percentage of
	Date of	Place of	legal ownership
Company	establishment	establishment	by the Company	Principal activities
Subsidiaries:
China Distance Education Limited ("CDEL Hong Kong")	March 13, 2003	Hong Kong	100%	Investment holding
Practice Enterprises Network China International Links Limited ("Pencil")	February 23, 2010	Hong Kong	100%	Inactive
DL Education Service, LLC("DL Education")	September 27,2012	US	100%	Inactive
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. ("Champion Education Technology")	April 23, 2007	PRC	100%	Software licensing and course production
Variable interest entity:
Beijing Champion Hi-Tech Co., Ltd. ("Beijing Champion")	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials
Subsidiaries of variable interest entity:
Beijing Caikaowang Company Ltd. ("Caikaowang")	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. ("Champion Wangge")	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Zhengbao Yucai Education Technology Co., Ltd. ("Zhengbao Yucai")	February 19, 2009	PRC	Nil	Provision of start-up training services
Beijing Haidian District Champion Training School ("Champion Training School")	February 19, 2009	PRC	Nil	Provision of online and offline education services

The VIE arrangements

There are some uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from providing telecommunications value-added services in the PRC. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, Champion Technology, the Company's wholly owned subsidiary in the PRC, as a foreign invested company, may be deemed to be ineligible to engage in education business in the PRC.

To comply with these foreign ownership restrictions, the Company operates substantially all of its online education services through its VIE, Beijing Champion, and the VIE's subsidiaries in the PRC. The VIE and its subsidiaries hold leases and other assets necessary to provide online education services and generate all of the Company's revenues. To provide the Company effective control over the VIE and the ability to receive substantially all of the economic benefits of the VIE and its subsidiaries, a series of contractual arrangements were entered into amongst CDEL Hong Kong, Champion Technology, Beijing Champion and Beijing Champion's direct equity holders.

•	Agreements that transfer economic benefits to Champion Technology

Exclusive technical support and consultancy services agreement

Pursuant to the exclusive technical support and consultancy services agreement between Beijing Champion and Champion Technology, Champion Technology has the exclusive right to provide to Beijing Champion technical and consulting services. Champion Technology is entitled to charge Beijing Champion a service fee equal to its profit before such service fee and tax. This agreement will remain effective until Beijing Champion ceases its operations.

Equity pledge agreement

Pursuant to the equity pledge agreement between Beijing Champion and Champion Technology, the nominee shareholders of Beijing Champion have pledged their equity interest in Beijing Champion to Champion Technology to secure the payment obligations of Beijing Champion under the technical support and consultancy services agreement between Beijing Champion and Champion Technology. If Beijing Champion breaches its contractual obligations under that agreement, Champion Technology, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The nominee shareholders of Beijing Champion agree that, without prior written consent of Champion Technology, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice Champion Technology's interest. This agreement will remain effective until the discharge of Beijing Champion's contractual obligations under the exclusive technical support and consultancy services agreement as described above.

Letter of undertaking from Beijing Champion's shareholders to Champion Technology

Pursuant to this letter addressed to Champion Technology, the shareholders of Beijing Champion undertook to, unless restricted by laws, regulations or legal procedures, (i) remit all dividends, interests, other distributions or remnant assets after liquidation, if any, they receive from Beijing Champion to Champion Technology without compensation, after paying the corresponding tax and any other required expenses, (ii) transfer all or part of their equity interests to CDEL Hong Kong at a nominal or minimal purchase price, in the event CDEL Hong Kong exercises its exclusive purchase right to acquire any or all of the equity interests in Beijing Champion, (iii) remit to Champion Technology all considerations they may receive from CDEL Hong Kong's acquisition of any equity interests in Beijing Champion, without compensation, after paying the corresponding tax and any other required expenses and (iv) act in the best interest of Champion Technology.

•	Agreements that provide Company effective control over Beijing Champion

Exclusive purchase right contract

Pursuant to the exclusive purchase right agreement, CDEL Hong Kong has the unconditional right to purchase the entire equity interest in, or all the assets of Beijing Champion, for a purchase price equal to the net assets of Beijing Champion or the minimum price permitted by PRC laws, if and when PRC laws are amended to permit such a transaction. The term of this agreement is ten years from the date thereof and can be extended for another ten years at the discretion of CDEL Hong Kong. Through the exclusive purchase right contract, each of Beijing Champion's shareholders irrevocably granted CDEL Hong Kong an exclusive right to acquire, at any time, for its own account or through one or more PRC individuals or entities as nominee shareholders of its choice to replace the existing shareholders of Beijing Champion. This kick-out right reinforces CDEL Hong Kong's ability to direct the activities that most significantly impact Beijing Champion's economic performance.

Power of attorney

Pursuant to the power of attorney, the nominee shareholders of Beijing Champion each executed an irrevocable power of attorney assigning Champion Technology or any person designated by Champion Technology as their attorney-in-fact to vote on their behalf on all matters of Beijing Champion requiring shareholder approval under PRC laws and regulations and the articles of association of Beijing Champion.

The Articles of Incorporation of Beijing Champion states that the major rights of the shareholders include the power to review and approve annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the irrevocable power of attorney arrangement, Champion Technology has the ability to exercise effective control over Beijing Champion through equity holder votes and, through such votes, to also control the composition of the board of directors.

These contractual arrangements allow the Group to effectively control Beijing Champion and its subsidiaries and to derive substantially all of the economic benefits from them. Accordingly, the Group treats Beijing Champion as a VIE and because the Group is the primary beneficiary of Beijing Champion, the Group has consolidated the financial results of Beijing Champion and its subsidiaries.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for variable interest entities. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity's economic performance. The new guidance also requires additional disclosures about a reporting entity's involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement.

The guidance is effective at the start of a reporting entity's first fiscal year beginning after November 15, 2009, and all interim and annual periods thereafter.

Since the Company, through its subsidiary, has (1) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance and (2) the right to receive benefits from the VIE, the Company continued to consolidate the VIE upon the adoption of the new guidance on October 1, 2010, which therefore, other than for additional disclosures, has no accounting impact.

•	Risks in relation to VIE structure

The Company believes that the contractual arrangements with Beijing Champion and its shareholders are in compliance with existing PRC laws and regulations and are valid, binding and enforceable and will not result in any violation of PRC laws or regulations and the PRC regulatory authorities may take a contrary view. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and:

•	revoke the business and operating licenses of our PRC subsidiaries or consolidated affiliated entities;

•	restrict the rights to collect revenues from any of our PRC subsidiaries;

•	discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or consolidated affiliated entities;

•	require our PRC subsidiaries or consolidated affiliated entities to restructure the relevant ownership structure or operations;

•	take other regulatory or enforcement action is, including levying fines that could be harmful to our business; or

•	impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE and their subsidiaries or the right to receive their economic benefits, the Company would no longer be able to consolidate the financial results of the VIE and its subsidiaries.

The Company's ability to control Beijing Champion also depends on the powers of attorney that enable Champion Technology to vote on all matters requiring shareholder approval for Beijing Champion. As noted above, the Company believes these powers of attorney are valid, binding and enforceable under existing PRC laws and regulations but may not be as effective as direct equity ownership.

Certain shareholders of Beijing Champion are also beneficial owners or directors of the Company. In addition, certain beneficial owners and directors of the Company are also directors or officers of Beijing Champion. Their interests as beneficial owners of Beijing Champion may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will resolve in the Company's favor.

Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of Beijing Champion, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of Beijing Champion will not act contrary to any of the contractual arrangements and the exclusive purchase right contract provides the Company with a mechanism to remove them as shareholders of Beijing Champion should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of Beijing Champion arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The Group's online education business has been directly operated by (and as a result all of the Group's revenues have been generated from) the VIE and its subsidiaries. For the years ended September 30, 2011 and 2012, Beijing Champion and its subsidiaries accounted for an aggregate of 43% and 53%, respectively, of the Group's consolidated total assets, and 96% and 95%, respectively of the Group's consolidated total liabilities. The assets not associated with the Beijing Champion and its subsidiaries in these years primarily consisted of cash held by China Distance Education Holdings Limited.

The following financial information of the Company's VIE and VIE's subsidiaries as of September 30, 2011 and 2012 and for each of the three years in the period ended September 30, 2012 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within VIE and VIE's subsidiaries:

	As of September 30,
	2011	2012
	US$	US$
Cash and cash equivalents	8,108	15,798
Prepaid expenses and other current assets	2,771	3,311
Total current assets	23,482	29,581
Total assets	40,679	47,381
Deferred revenue	7,848	9,408

Total current liabilities	20,196	24,041
Total liabilities	20,196	24,041
Total equity	20,482	23,340

	For the years ended September 30,
	2010	2011	2012
	US$	US$	US$
Revenues	33,257	42,510	52,005

Net income (1)	6,370	7,365	14,944

Net cash provided by operating activities	6,614	2,860	6,958

Net cash used in investing activities	(4,407)	(2,137)	549

Net cash used in Financing activities	0	0	0

Effects of exchange rate changes	155	481	183

(1)	This is net income before service fees charged by Champion Technology and Champion Education Technology.

There are no consolidated VIE's assets that are collateral for the VIE's obligations and which can only be sued to settle the VIE's obligations. No creditor (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group's financial statements include, but are not limited to, revenue recognition, fair value of purchased call option, deferred tax assets valuation allowance, allowance for doubtful accounts, impairment of goodwill and long-term assets, and share-based compensation expenses. Actual results could materially differ from those estimates.

The effect of discontinued operations has been reflected in certain accounts and balances in the consolidated financial statements for the year ended September 30, 2010 as described in Note 4.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and VIE's subsidiaries. All transactions and balances among the Company, its subsidiaries, its VIE and VIE's subsidiaries have been eliminated upon consolidation.

Foreign currency translation and transactions

The Company, CDEL Hong Kong and PENCIL's functional currencies are United States dollars ("US$"). The Company's PRC subsidiaries, VIE and VIE's subsidiaries determine their functional currencies to be the Chinese Renminbi ("RMB"). The Company uses the US$ as its reporting currency and uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position of its PRC subsidiaries and its variable interest entities, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of consolidated statements of changes in equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are included in the consolidated statements of comprehensive income (loss).

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have an original maturity of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with an original maturity of greater than three months and less than one year.

Restricted cash

Restricted cash as of September 30, 2011 and 2012 were US$2,676 and US$6, mainly representing the cash deposit in a designated account as required by court for the arbitration process in relation to Zhengbao Yucai (see note 3). The restriction was subsequently removed in November 2011 upon the settlement of the arbitration.

Inventories

Inventories, consisting of papers and professional examination reference books, are stated at the lower of cost or market value. Cost is determined using the first in, first out method.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	35 years	5-10%
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	Shorter of lease term or 5 years	-

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill is tested following a two-step process. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step will be performed to compare the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Other intangible assets, net

Other intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3~5 years
Domain names and trademarks	10~11 years
Courseware	1~5 years
Website	5 years
Business contracts	3~5 years
Copyrights	5 years
Platform	3.5 years
Non-compete agreement	15 years

Impairment of long-lived assets

The Group evaluates its long-lived assets or asset group including intangibles with definite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows.

If the intent is to hold the asset for sale and certain other criteria are met (i.e., the asset can be disposed of currently, appropriate levels of authority have approved sale, and there is an actively pursuing buyer), the impairment test is a comparison of the asset's carrying value to its fair value less costs to sell. To the extent that the carrying value is greater than the asset's fair value less costs to sell, an impairment loss is recognized for the difference. Assets held for sale are separately presented on the balance sheet and are no longer depreciated.

Revenue recognition

Revenues are recognized when the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the service has been rendered, (iii) the fees are fixed or determinable, and (iv) collectability is reasonably assured.

Online education services

The online education service provided by the Group to its customers is an integrated service, including audio-video course content, mock examinations and online chat rooms during the subscription period. Audio-video course content, mock examinations and online chat rooms are not practical to be sold on standalone basis and have never been sold separately.

The Group earns revenues by providing online education services to customers pursuant to two types of revenue models - non-refundable course model and refundable course model. For online courses using the non-refundable course model, revenues are recognized on a straight line basis over the subscription period from the month in which the customers enroll in the courses to the month in which subscribed courses terminate. For online courses using the refundable course model, if the customers complete the courses and fail the professional exams and their scores are within a range provided for in the agreement, they are entitled to either a full refund or the right to retake the course. The customers must notify the Group within a 15 -30 day period after the professional examinations scores are released in order to be eligible for the refund or the right to retake the course. The proceeds from the refundable course model are initially recorded as "refundable fees". Revenues are recognized upon the expiration of the customers' right to receive a refund or ratably over the course period if the customer decides to retake the course before the expiration of such right.

Online education services - continued

Most of the course participants pay course fees via online payment systems provided by third parties including internet debit or credit card payment systems and other third-party payment systems, such as Alipay. Some customers may choose to enroll for online courses through the use of prepaid study cards which are purchased from distributors.

The Group sells to its distributors prepaid study cards at a discount to the face value of the cards. Revenues are recorded using the after-discount-selling-price of the cards and recognized over the period the online course is available to the customer, which generally is from the enrollment date to the completion of the relevant professional examination date. Sales of prepaid study cards that are not activated for course enrollment are recognized as revenues upon expiration of the cards. Prepaid study cards that have been activated but have not been used to enroll online courses do not have an expiry date and will be deferred until they are used to enroll in online courses. Customers who enroll with the Company directly are eligible to a refund within a 7-day trial period. Revenues from direct enrollment with the Company are recognized over the period from the lapse of the 7-day trial period to the completion of the relevant professional examination date.

The Group may, at times, offer volume discounts to its distributors for purchases over a specified amount of prepaid cards during a specified period of time, generally, one year. The amount of future rebates relating to these volume discounts cannot be reasonably estimated and accordingly a deferred revenue balance is recognized for the maximum potential amount of volume discount. If the number of purchases specified in the volume discount provisions is not reached upon the expiry of the volume discount period, the deferred revenue relating to such volume discount for each study card is recognized as revenue over the remaining period the online course is available to the user who enrolls using the study card or recognized as revenue immediately if the related online course has been completed. Proceeds allocated to the rebate study cards that have never been activated for course enrollment are recognized as revenues upon expiration of the cards.

The Group also provides student recruiting services and online platform to government agencies which use the Group's online platform to conduct continuing education services. The Group earns service fees as a percentage of total tuition fees based on the agreements entered into with the government agencies. Service fees received are initially recorded as deferred revenue and are recognized as revenue when course participants complete the stipulated study hours and take the examinations, or on a straight line basis over the subscription period based on the terms of the agreements.

For the years ended September 30,2010, 2011 and 2012, the Group recognized revenues before business tax and related surcharges in connection with expired study cards amounted to US$90, US$103 and US$113 respectively.

The online service is provided by Beijing Champion and its subsidiaries which are subject to approximately 3% business tax and related surcharges. The Group records revenues net of these taxes in the consolidated statements of operations. Such business tax and related surcharges for the years ended September 30, 2010, 2011 and 2012 were US$777, US$918 and US$1,331 respectively.

Books and reference materials

The Group sells books and reference materials to distributors and end users. Revenues relating to such sales are deferred until cash is collected. Inventory costs of products delivered to distributors for which revenues have been deferred are presented as "deferred costs" on the consolidated balance sheets.

The Group also sells books and reference materials together with study cards which allow the customers to take a certain number of on-line courses for no additional charge. These sales are considered arrangements with two deliverables, consisting of the delivery of books and reference material and the on-line courses service.

In October 2009, the FASB published FASB ASU 2009-13, Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements. The guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) vendor-specific objective evidence if available ("VSOE"); (b) third-party evidence ("TPE") if vendor-specific objective is not available; or (c) estimated selling price ("ESP") if neither vendor-specific objective evidence nor third-party evidence is available. The guidance required disclosures on how the application of the relative selling price method affects the timing and amount of revenue recognition. The Group prospectively adopted the guidance for multiple elements arrangements entered into on or after October 1, 2010 and allocates revenue to each deliverables based on their relative selling price. The adoption of the new guidance did not have a material impact on the Group's financial statements.

Other revenues

Other revenues include sales of offline education services, courseware production services, platform production services, and others.

Revenues from offline training are recognized when the training courses are provided. For offline training sponsored by government authorities, the tuition fees of the training participants are subsidized by the government. Qualified enrollments and the fees to be earned cannot be determined until the confirmation from government authorities regarding the number of students and fees is received by the Company, which is after the completion of services. Therefore, revenues from such services are recognized upon cash receipt or the receipt of confirmations from government authorities, whichever is earlier.

Revenues from sales of courseware, which are designed and developed pursuant to the requests from customers, are recognized when the courseware or platforms are accepted by the customers. The Company has no significant remaining obligation with respect to the courseware or platforms upon the acceptance of the customers.

From time to time, the Group enters into arrangement to provide the development and maintenance of online platforms to its customers. After the development of online platforms, the Group provides support and maintenance services. The development of online platform and the support and maintenance services have never been sold separately and they do not have standalone value to the customers. Accordingly, revenues from such arrangement is accounted as a single unit of accounting and recognized ratably over the support and maintenance services period.

Revenues from other services, including magazine content production, advertising and consulting services, are recognized over the period when such services are provided.

Value added taxes

The Group is subject to PRC value added tax ("VAT") generally at a rate of 13% on proceeds received from customers for sales related to books and reference materials, which reduces revenues, and are entitled to an offset for VAT paid for the books and reference materials as well as a portion of VAT paid related to purchase of fixed assets.

By virtue of the VAT pilot reform scheme in Beijing, effective as of September 1, 2012, Champion Technology and Champion Education Technology are subject to VAT, instead of business tax, for their technical and consulting service, software licensing and course production services provided. The applicable VAT rates are 6% and 3% for Champion Technology and Champion Education Technology, respectively. Champion Technology is a VAT general taxpayer and the output VAT liability of Champion Technology is allowed to offset qualified input VAT paid to suppliers. On the other hand, Champion Education Technology is a VAT small-scale taxpayer and its output VAT liability is not allowed to offset its input VAT.

Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets.

Cost of sales

Cost of online education services primarily includes the production costs of study cards, server and bandwidth leasing fees, lecturer fees, staff costs involved in the operation of online education services including network operation and maintenance, course production and tutor services and other direct costs of providing these services. These costs are expensed when incurred.

The cost of books and reference materials, including direct materials used for production of books, authorship fee and printing cost, are initially deferred and recorded as "deferred cost". The deferred costs are recognized as cost of sales when the related revenue is recognized upon cash receipt.

Advertising expenditure

Advertising expenditure is expensed when incurred and are included in "selling expenses" in the consolidated statements of operations and comprehensive income (loss). Advertising expenses from continuing operations were US$1,123, US$2,204 and US$2,112, and those from discontinued operations were US$132, US$179 and US$26, for the years ended September 30, 2010, 2011 and 2012, respectively.

Shipping and handling costs

Shipping and handling costs of books and reference materials are classified as a component of "selling expenses" in the consolidated statements of operations and comprehensive income (loss). Shipping and handling costs classified as selling expenses from continuing operations were US$327, US$330 and US$252, and those from discontinued operations were US$4, US$8 and US$1, for the years ended September 30, 2010, 2011 and 2012, respectively.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation with employees is measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to paid-in capital. The Group recognizes compensation expense over the vesting term on a straight-line basis with the amount of compensation expense recognized at any date not less than the portion of the grant-date value of the option vested at that date.

Share-based compensation with non-employee is measured based on the fair value of options at the earlier of the performance commitment date or the date at which the non-employee's performance is complete (hereafter referred to as the measurement date). The Group recognizes compensation expense using the graded vesting attribution method.

Share-based compensation awards which require the issuance of a variable number of shares to settle a fixed monetary amount are accounted for as liabilities.

Net income per share

Basic net income per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Nonvested restricted shares are also participating securities as they enjoy identical dividend rights as ordinary shares. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share in income for the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted net income per share by application of the treasury stock method.

Business combinations

Business combinations are recorded using the acquisition method of accounting. On October 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From October 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, from October 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings. For periods prior to October 1, 2009 contingent consideration was not recorded until the contingency was resolved.

In addition, upon the adoption of the accounting pronouncement regarding noncontrolling interests (see note 17), from October 1, 2009, changes in a parent's ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transaction. Therefore, no gain or loss would be recognized and any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest is adjusted is recognized in equity to the parent.

Comprehensive income (loss)

Comprehensive income (loss) includes net income and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income.

The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding the presentation of comprehensive income, which was adopted by the Group on October 1, 2011.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group from the continuing operations and discontinued operations included aggregate amounts of US$16,716 and US$36,360, which were denominated in RMB, at September 30, 2011 and 2012, respectively, representing 32.8% and 73.1% of the cash and cash equivalents at September 30, 2011 and 2012, respectively.

Concentration of credit risk

Financial instrument that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable and funds receivable. As of September 30, 2012, substantially all of the Group's cash and cash equivalents were deposited in financial institutions located in the PRC and Hong Kong. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. Funds receivable are unsecured and are held by external payment networks who collect fees from customers through online payment networks. The funds are transferred to the Group within one to three businness days after payments are received by external payment networks. To mitigate the credit risk, the Group only engages large scale and reputable payment networks to collect fees on its behalf. The Group also monitors the timeliness and accuracy of funds transfer by the external payment networks and the credit worthiness of the external payment networks.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years period ended September 30, 2012.

Primarily due to the long payment cycles of government agencies, the Group had two customers that accounted for 28.4% and 12.6% of the Group's accounts receivable balances as of September 30, 2011, respectively, and only one customer that accounted for 43.7% of the Group's accounts receivable balances as of September 30, 2012.

Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standard Board ("FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity's stockholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before the pronouncement issued in June 2011. The Group chose to early adopted these pronouncements. The presentation of comprehensive income was retrospectively applied for all the periods presented. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

ACQUISITIONS	12 Months Ended
Sep. 30, 2012
ACQUISITIONS [Abstract]
ACQUISITIONS
3.	ACQUISITIONS

Acquisition of Zhengbao Yucai

On March 10, 2009, Beijing Champion acquired the business of start-up training services from Beijing Yinglun Yucai Education Consulting Co., Ltd. ("Yinglun Yucai") which was owned by Mr. Liang Ma. The acquired business is operated by Zhengbao Yucai, an entity established by Beijing Champion. Upon the completion of the acquisition, Beijing Champion transferred 40% equity interest of Zhengbao Yucai to Mr. Liang Ma.

Acquisition of Zhengbao Yucai-continued

The initial consideration for this acquisition was US$5,318 in cash, including US$56 of transaction costs, of which US$5,314 and US$4 were paid during the fiscal year 2009 and 2010 respectively.

In addition, the purchase agreement provides for further contingent consideration to be paid or received by Beijing Champion as follows:

•

For the fiscal year of 2009, if Zhengbao Yucai has a net income greater than RMB22,500 (approximately US$3,296), Beijing Champion will pay Mr. Liang Ma an additional cash consideration equal to 40% of the excess amount of net income over RMB22,500.

•

For the fiscal year of 2010, if Zhengbao Yucai has a net income greater than RMB47,000 (approximately US$6,881), Beijing Champion will pay Mr. Liang Ma an additional cash consideration equal to 30% of the excess amount of net income over RMB47,000.

•

If Zhengbao Yucai's net income for the fiscal year of 2009 is less than RMB22,500 or for the fiscal year of 2010 is less than RMB47,000, Mr. Liang Ma will pay Beijing Champion a specified amount of cash which Mr. Liang Ma may settle in stock of Zhengbao Yucai.

The purchase agreement also includes the following call and put options:

•	If Zhengbao Yucai has a net loss for the fiscal year of 2009 or 2010, Beijing Champion has the option to sell its equity interest of Zhengbao Yucai back to Mr. Liang Ma for RMB43,200 in cash.

•

Beijing Champion has the option to acquire an additional 30% equity interest of Zhengbao Yucai in the next 5 years starting from the end of the fiscal year 2009 at a price equal to 30% of six times of the net income of Zhengbao Yucai for the preceding fiscal year. Zhengbao Yucai has the option to acquire up to 49% equity interest of Beijing Yinhong International Education Consulting Co. Ltd. ("Yinhong"), owned by Yinglun Yucai, within 3 years starting from February 15, 2009 at a price up to 49% of six times of the net income of Yinhong for the preceding fiscal year.

The following table presents the allocation of the purchase price to the fair values of the portion of the assets acquired and liabilities assumed on March 10, 2009, which were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm.

	US$	Amortization period
Cash	2,854
Property, plant and equipment	138
Purchased call options	1,221
Other intangible assets:
Business contracts	476	3~5 years
Copyrights	586	5 years
Platform	195	3.5 years
Domain names	168	10~11 years
Software	311	3 years
Courseware	255	5 years
Deferred tax liability	(382)
Noncontrolling interest	(2,107)
Goodwill	1,603

Total consideration	5,318

Zhengbao Yucai incurred net losses for the fiscal years of 2009 and 2010. In addition, the Group noted that Mr. Liang Ma, the selling equity holder of Zhengbao Yucai, Yinglun Yucai, a company owned by Mr. Liang Ma, and Global Education Consortium Group Co., Limited, a company owned by Mr. Liang Ma's wife engaged in competing businesses which is prohibited under the purchase agreement.

In January 2010, the Group filed an arbitration application with the China International Economic and Trade Arbitration Commission ("CIETAC"), against Mr. Liang Ma and its related parties ("the respondents") for breach of the original purchase agreement.

As of September 30, 2010, the option to acquire equity interest in Yinhong was fully impaired by US$34 and the option to acquire equity interest in Zhengbao Yucai was impaired by US$128 for the year ended September 30, 2010.

On June 1, 2011, the CIETAC awarded the Group (i) US $571 compensation from the respondents, which was received on July 27, 2011 and was recorded as other operating income, and (ii) 40% equity interest of Zhengbao Yucai with no consideration from Mr. Liang Ma, which was recorded as equity transaction with no gain or loss recognized. Thereafter, the Group fully impaired the option to acquire equity interest in Zhengbao Yucai by US$1,115 to nil. (See note 11).

Acquisition of Champion Xinlixiang

On September 30, 2009, Champion Wangge acquired the Gaokao retake business from Mr. Junnan Ye and Mr. Xiujie Hu, two third-party individuals. The acquired business is operated by Champion Xinlixiang, an entity established by Champion Wangge. Upon the completion of the acquisition, Champion Wangge transferred 40% equity interest of Champion Xinlixiang to Mr. Junnan Ye and Mr. Xiujie Hu.

The initial consideration for this acquisition was US$2,379 in cash (RMB16,000), including US$37 of transaction costs, which was fully settled in the fiscal year of 2011.

In addition, the purchase agreement provides for further contingent consideration to be paid or received by Champion Wangge as follows:

•

For the fiscal year of 2010, if Champion Xinlixiang has a net income greater than RMB8,000 (approximately US$1,172), Champion Wangge will pay Mr. Junnan Ye and Mr. Xiujie Hu an additional cash consideration equal to 40% of the excess amount of net income over RMB8,000.

•

For the fiscal year of 2011, if Champion Xinlixiang has a net income greater than RMB16,000 (approximately US$2,344), Champion Wangge will pay Mr. Junnan Ye and Mr. Xiujie Hu an additional cash consideration equal to 30% of the excess amount of net income over RMB16,000.

•

If Champion Xinlixiang's net income for the fiscal year of 2010 is less than RMB8,000 or for the fiscal year of 2011 is less than RMB16,000, Mr. Junnan Ye and Mr. Xiujie Hu will pay Champion Wangge a specified amount of cash which Mr. Junnan Ye and Mr. Xiujie Hu may settle in stock of Champion Xinlixiang.

The purchase agreement also included the following call and put options:

•

If Champion Xinlixiang has a net loss for the fiscal year of 2010 or 2011, Champion Wangge has the option to sell its equity interest of Champion Xinlixiang back to Mr. Junnan Ye and Mr. Xiujie Hu for RMB19,200 in cash.

•

Champion Wangge, beginning October 1, 2011, has the option to acquire an additional 40% equity interest of Champion Xinlixiang at a price equal to 40% of six times of the net income of Champion Xinlixiang for the preceding fiscal year. Mr. Junnan Ye and Mr. Xiujie Hu, beginning October 1, 2011, have the right to request Champion Wangge to purchase their equity interest of Champion Xinlixiang at the same price. Upon the refusal of Champion Wangge, the sellers have the right to sell their equity interest of Champion Xinlixiang to a third party at a price no lower than Champion Wangge's purchase price.

The following table presents the allocation of the purchase price to the fair values of the portion of the assets acquired and liabilities assumed on September 30, 2009, which were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm.

	US$	Amortization period
Accounts receivable	1,968
Purchased call option	669
Other intangible assets:
Non-compete agreement	650	15 years
Supplementary domain names	1	10 years
Deferred revenue	(1,617)
Deferred tax liability	(330)
Income tax payable	(61)
Other payables	(107)
Noncontrolling interest	(937)
Goodwill	2,143

Total consideration	2,379

The purchased call option to acquire additional equity interest in Champion Xinlixiang was recorded at fair value at the acquisition date. Since it is not a derivative because the net settlement criterion is not met, the purchased call option is not subsequently marked to market. As Champion Xinlixiang incurred a net loss in the fiscal year of 2010, pursuant to the terms of the original purchase agreement, the selling equity holders surrendered their 40% equity interest of US$911 in Champion Xinlixang to the Group for no consideration on October 1, 2010. As a result, the purchase call option was impaired by US$ 477 and US$201 in fiscal years of 2010 and 2011, respectively, (see Note 11).

On September 27, 2011, the Group decided to discontinue its Gaokao retake education services business, and this operation was subsequently disposed on May 4, 2012 (see note 4).

DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2012
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
4.	DISCONTINUED OPERATIONS

Gaokao retake business operated by Champion Xinlixiang has been in a loss position. As a result, on September 27, 2011, the Company decided to discontinue operations of Gaokao retake business and put the related assets and business up for sale. On May 4, 2012, the Company completed the sale of this operation for total cash proceeds of US$157. The assets sold consisted primarily of cash and cash equivalents, accounts receivable, property and equipment, prepayment and other assets. The buyer also assumed certain income tax payable, deferred revenue and accrued liabilities and other liabilities.

The following is a summary of the net assets sold as initially determined at September 30, 2011 and as of May 4, 2012 and disposal gain recognized:

	As of September 30 2011	Disposed as of May 4 2012
	US$	US$

Current assets of discontinued operations:
Cash and cash equivalents	1,209	312
Accounts receivable, net	14	14
Prepayment and other current assets	309	324
Property, plant and equipment, net	774	-

	2,306	650

Current liabilities of discontinued operations:
Accrued expenses and other liabilities	548	348
Income tax payable	126	128
Deferred revenue, current portion	1,186	314

	1,860	790

Net liabilities disposed		(140)
Cash proceeds		157
Gain on disposition of the discontinued operation		297

Summarized operating results from the discontinued operations included in the Group's consolidated statements of operations were as follows for the years ended September 30, 2010, 2011 and 2012:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Revenues	2,167	1,776	1,045
Pre-tax profit (loss) from discontinued operations	(2,202)	(3,444)	(61)
Income tax expense	116	144	-
Income (loss) from discontinued operations, net of tax	(2,086)	(3,300)	(61)
Gain on disposal of discontinued operation	-	-	297
Net loss of discontinued operations attributable to noncontrolling interest, net of tax	33	-	-
Net (loss) income from discontinued operations attributable to China Distance Education Holding Limited, net of tax	(2,053)	(3,300)	236

All notes to the accompanying consolidated financial statements have reflected the effect of the discontinued operations, where applicable.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2012
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2011	2012
	US$	US$
Accounts receivable	7,851	6,173
Less: allowance for doubtful accounts	(3,190)	(2,092)

Accounts receivable, net	4,661	4,081

The allowance for doubtful accounts as of September 30, 2011 and 2012 were primarily related to accounts receivables of government agencies which have been outstanding for more than a year and are probably uncollectable.

Movement of allowance for doubtful accounts was as follows:

	As of September 30,
	2011	2012
	US$	US$
Balance at beginning of year	2,236	3,190
Charged to expenses	824	211
Write-off of accounts receivable	-	(1,361)
Foreign currency adjustment	130	52

Balance at end of the year	3,190	2,092

INVENTORIES, NET	12 Months Ended
Sep. 30, 2012
INVENTORIES, NET [Abstract]
INVENTORIES, NET
6.	INVENTORIES, NET

Inventories consisted of the following:

	As of September 30,
	2011	2012
	US$	US$
Books and other goods	285	588
Paper and other raw materials	78	70

	363	658

Inventories provision as of September 30, 2010,2011 and 2012, were US$2, US$3 and US$44, respectively.

PREPAYMENT AND OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2012
PREPAYMENT AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS
7.	PREPAYMENT AND OTHER CURRENT ASSETS

Prepayment and other current assets consisted of the following:

		As of September 30,
	Notes	2011	2012
		US$	US$
Advance to the suppliers	(1)	1,585	1,835
Prepaid expenses		618	1,092
Refundable prepayments	(2)	320	325
Funds receivable	(3)	245	142
Deposits		56	68
Others		357	436
Less: allowance for doubtful accounts	(2)	(320)	(325)

Prepayment and other current assets, net		2,861	3,573

(1)	Advance to the suppliers represents interest-free cash deposits paid to suppliers for future purchase of raw materials and finished goods. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and is monitored on a regular basis by management. A charge to cost of sales will be recorded in the period in which a loss is incurred. To date, the Group has not experienced any loss of advances to suppliers.
(2)	The group prepaid a refundable fee to a government agency in the year ended September 30, 2010 as a sponsor of ITAT contest which was subsequently cancelled. The Group has recorded a full allowance as such prepaid amount has been outstanding for more than a year and is probably uncollectable.
(3)	Funds receivable arise due to the time taken to clear customers' payment transactions through external payment networks. When customers remit fees to the Group via external payment networks using their bank account or credit card, there is a clearing period before the cash is received by the Group which usually takes one to three business days. These fees are treated as a receivable until the cash is received.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of September 30,
	2011	2012
	US$	US$
Buildings	5,077	5,892
Electronic and office equipment	6,020	7,604
Leasehold improvement and building improvement	1,293	1,434
Motor vehicles	917	1,106

Total	13,307	16,036
Less: Accumulated depreciation	(4,721)	(6,360)

	8,586	9,676

Depreciation expenses from continuing operations were US$1,142, US$1,309 and US$1,606, and from discontinued operations were US$15, US$140 and nil, for the years ended September 30, 2010, 2011 and 2012, respectively.

GOODWILL	12 Months Ended
Sep. 30, 2012
GOODWILL [Abstract]
GOODWILL
9.	GOODWILL

Goodwill was comprised of the following:

	Year ended September 30
	2011				2012
			Gaokao				Gaokao
			re-take				re-take
	Online	Start-up	business -		Online	Start-up	business -
	education	training	Discontinued		education	training	Discontinued
	service	service	operations	Total	service	service	operations	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	5,377	1,647	2,188	9,212	5,642	1,761	2,262	9,665
Exchange Difference	265	114	74	453	84	24		108
Disposal	-	-	-	-	-	-	-2,262	-2,262

Ending balance	5,642	1,761	2,262	9,665	5,726	1,785	0	7,511

Accumulated impairment loss
Beginning balance	-	-	-1,424	-1424	-	-	-2,262	2,262
Charge for the year	-	-	-758	-758	-	-	-	-
Exchange Difference	-	-	-80	-80	-	-	-	-
Disposal	-	-	-	-	-	-	-2,262	-2,262

Ending balance	-	-	-2,262	-2,262	-	-	0	0
Goodwill, net	5,642	1,761	0	7,403	5,726	1,785	0	7,511

The Group tested its goodwill for impairment at the following reporting units level.

Online education service - This reporting unit provides online education services to its customers located in the PRC. It includes all the subsidiaries, the VIE and VIE's subsidiaries of the Group except for Zhengbao Yucai and Champion Xinlixiang. The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit.

Start-up training service - This reporting unit provides start-up training services to the Group's customers located the PRC. It includes Zhengbao Yucai. The goodwill arising from the acquisitions of 60% equity interest in Zhengbao Yucai is fully allocated to this reporting unit.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group has not recorded any impairment of goodwill on online education service and start-up training service.

The reporting unit of Gaokao retake business was discontinued and accordingly the related goodwill was fully impaired at the end of the fiscal year 2011.(See note 4 and note 11)

OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2012
OTHER INTANGIBLE ASSETS, NET [Abstract]
OTHER INTANGIBLE ASSETS, NET
10.	OTHER INTANGIBLE ASSETS, NET

Other intangible assets consisted of the following:

	As of September 30,
	2011	2012
	US$	US$
Computer software	2,278	2,645
Trademarks and domain names	1,337	1,407
Website	102	103
Courseware	468	475
Business contracts	510	517
Copyrights	627	647
Platform	208	211

Total intangible assets	5,530	6,005

Less: Accumulated amortization
Computer software	(1,369)	(1,827)
Trademarks and domain names	(585)	(717)
Website	(92)	(102)
Courseware	(334)	(394)
Business contracts	(296)	(399)
Copyrights	(320)	(455)
Platform	(152)	(182)

Accumulated amortization	(3,148)	(4,076)

Intangible assets, net	2,382	1,929

Amortization expenses from continuing operations were US$809, US$900 and US$873 and from discontinued operations were US$42, US$26 and nil, for the years ended September 30, 2010, 2011 and 2012, respectively.

The estimated amortization expenses for the above other intangible assets for each of the following fiscal years are as follows

Amortization
US$
2013	698
2014	442
2015	283
2016	215
2017	152
2018 and thereafter	139

1,929

FAIR VALUE MEASUREMENT	12 Months Ended
Sep. 30, 2012
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
11.	FAIR VALUE MEASUREMENT

The Group's financial instruments consist of cash equivalents, term deposits, restricted cash, accounts receivable, other current assets, and other liabilities. The carrying amounts of these instruments approximate their fair values due to their short-term maturity.

The Group reviews goodwill for impairment annually or more frequently if events or changes in circumstances indicate the possibility of impairment. For the continuing operations, other intangible assets, purchased call options and other long-lived assets are measured at fair value on a nonrecurring basis when there is an indicator of impairment, and they are recorded at fair value only when impairment is recognized. For discontinued operations, such long-lived assets are measured at the lower of carrying amount or fair value less cost to sell.

These assets, as presented below are considered Level 3 assets because the Group used unobservable inputs, reflecting the Group's assessment of the assumptions market participants would use in valuing these assets.

Purchased call options
(acquisition of 30% interest
Zhengbao Yucai	in Zhengbao Yucai)
US$
Balance as of September 30, 2010	1,083
Impairment during the year	(1,115)
Foreign currency adjustment	32

Balance as of September 30, 2011	-

There were no activities during the year ended September 30, 2012.

Based on an impairment test performed as of September 30, 2010, the purchased call options to acquire 40% equity interest in Zhengbao Yucai were impaired by US$162. As of September 30, 2011, the purchased call options acquired with the acquisitions of Zhengbao Yucai were written down to zero, because the Group acquired the additional 40% equity interest of Zhengbao Yucai in 2011 with no consideration. (See note 3)

							Purchased call
							options (acquisition
			Property plant		Non-compete		of 40% interest in
Champion Xinlixiang-Gaokao Retake business	Goodwill		and equipment		agreement		Champion Xinlixiang)
	US$		US$		US$		US$
Balance as of September 30, 2010	764		722		343		200
Addition during the year	-		1,110		-		-
Amortization during the year	-		(140)		(25)		-
Impairment during the year	(758	) (1)	(973	) (3)	(332	) (3)	(201	) (4)
Foreign currency adjustment	(6)		55		13		1

Balance as of September 30, 2011	-		774		-		-
Transferred during the year	-		(774)		-		-

Balance as of September 30, 2012	-		-		-		-

(1)	The Group used the discounted cash flow ("DCF') method of the income approach to assess the fair value of each reporting unit. The discounted cash flow for each reporting unit was projected based on financial forecast developed by management for planning purposes. Cash flows beyond the forecast periods were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each reporting unit. Publicly available information regarding the market capitalization of the Group was also considered in assessing the reasonableness of the aggregate fair value of all the reporting units estimated using the income approach valuation methodology. Based on the goodwill impairment test as of September 30, 2010 and 2011, an impairment loss of US$1,407 and US$758 was recorded for Gaokao retake business.
(2)	Measured at lower of carrying amount or fair value, the non-compete agreement was impaired by US$274 during the year ended September 30, 2010.
(3)	Measured at the lower of carrying amount or fair value less cost to sell, the property plant, equipment and non-compete agreement were impaired by US$973 and US$332 during the year ended September 30, 2011, respectively.
(4)	The purchased call options acquired with the acquisitions of Champion Xinlixiang were re-measured using binomial model at September 30, 2010, and the option to purchase additional equity interest in Champion Xinlixiang was impaired by US$477. As of September 30, 2011, such purchased call option was fully impaired because the Group acquired the 40% equity interest for no consideration on October 1, 2010. (See Note 3)

DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS	12 Months Ended
Sep. 30, 2012
DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS [Abstract]
DEPOSITS FOR NON-CURRENT ASSETS
12.	DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS

Deposits for purchase of non-current assets consisted of the following:

	As of September 30,
	2011	2012
	US$	US$
Deposit for purchase of property, plant and equipment	242	131

	242	131

OTHER NON-CURRENT ASSETS	12 Months Ended
Sep. 30, 2012
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
13.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of September 30,
	2011	2012
	US$	US$
Long-term prepaid expenses	587	966
Rental deposits	129	125
Others	13	-

	729	1,091

Long-term prepaid expenses represent 1)prepaid service fee for obtaining government authorization to provide the ITAT program, an information technique application training program, for a period of ten years, and 2)golf club membership fee valid for a period of ten years. The amortization of the long term prepaid expenses was included in "cost of sales" and in "general and administrative expenses" respectively on the consolidated statements of operations.

Rental deposits represent office rental deposits for the Group's daily operations. These deposits are classified as non-current deposits since they will not be refunded within one year.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Sep. 30, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
14.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of September 30,
	2011	2012
	US$	US$
Accrued expenses	2,172	2,597
Salary and welfare payable	1,414	1,823
Tuition fee payables to government agencies	965	2,765
Remuneration payable to lecturers	1,523	1,883
Uncertain income tax liabilities (Note 18)	170	173
Other payable	270	395

	6,514	9,636

Tuition fee payable to government agencies mainly represents the portion of tuition fee collected by the Group on behalf of the government agencies which provide accounting continuing education courses and the Group is only responsible for the student recruiting and provision of online platform and shares certain percentage of fee tuition as service fees.

ORDINARY SHARES	12 Months Ended
Sep. 30, 2012
ORDINARY SHARES [Abstract]
ORDINARY SHARES
15.	ORDINARY SHARES

On November 20, 2008, the Company's board of directors approved a share repurchase program effective November 20, 2008. Under the approved program, the Company is authorized to repurchase up to US$10 million worth of its issued and outstanding ADSs from time to time in open-market transactions on NYSE. On April 29, 2011, the Company's board of directors approved additional share repurchase up to US$10 million worth of its issued and outstanding ADSs. During the years ended September 30, 2010, 2011 and 2012, the Company repurchased 1,909,600 , 9,223,188 and 1,285,464 ordinary shares for total considerations of US$2,172, US$8,138 and US$993, respectively. Such shares were immediately canceled after the repurchase.

RESTRICTED NET ASSETS	12 Months Ended
Sep. 30, 2012
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
16.	RESTRICTED NET ASSETS

Relevant PRC statutory laws and regulations permit payments of dividends by the Group's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company's subsidiaries.

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise's PRC statutory accounts, which is presented at cumulative deficits accounts in equity section of balance sheet. A wholly-owned foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Champion Technology and Champion Education Technology were established as wholly-owned foreign invested enterprises and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory common reserve at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts. A domestic enterprise is also required to provide for discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise's PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. As a result of these PRC laws and regulations, the appropriation to the statutory reserve amounted to US$1,076, US$2,388 and US$3,206 for the years ended September 30, 2010, 2011 and 2012, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by the Group's entities in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Group's entities in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Group's entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Group's entities in the PRC (mainland) not available for distribution, was US$17,218, US$15,612 and US$ 17, 835, as of September 30, 2010, 2011 and 2012, respectively.

NONCONTROLLING INTERESTS	12 Months Ended
Sep. 30, 2012
NONCONTROLLING INTERESTS [Abstract]
NONCONTROLLING INTERESTS
17.	NONCONTROLLING INTERESTS

Effective October 1, 2009, the Group adopted authoritative guidance regarding noncontrolling interests, which clarifies that a noncontrolling interests in a subsidiary is an ownership interest in the consolidated entity and should be reported as equity on the financial statements. The authoritative guidance requires consolidated net income to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interests. Furthermore, disclosure of the amounts of consolidated net income attributable to the parent and to the noncontrolling interests is required on the face of the financial statements.

On March 10, 2009, Beijing Champion acquired 60% of the equity interest in start-up training services. On September 30, 2009, Champion Wangge acquired 60% of the equity interest in Gaokao retake business. The Group's noncontrolling interests represented 40% of the equity interest in start-up training service (Zhengbao Yucai) and Gaokao retake business (Champion Xinlixiang), respectively.

On June 1, 2011, the Group obtained 40% equity interest of Zhengbao Yucai through arbitration with no consideration, which was accounted for as equity transaction with no gain or loss recognized. (See note 3)

On October 1, 2010, as Champion Xinlixiang incurred a net loss in year 2010, pursuant to the terms of the original purchase agreement, the selling equity holders transferred their 40% equity interest in Champion Xinlixiang to the Group for no consideration. The acquisition was accounted for as equity transaction with no gain or loss recognized. (See note 3).

	Start-up	Gaokao retake
	training business	business	Total
	US$	US$	US$
Balance as of September 30, 2009	2,026	937	2,963
Net loss for the year	(911)	(33)	(944)
Foreign currency translation adjustments	11	7	18

Balance as of September 30, 2010	1,126	911	2,037

Net loss for the year	(303)	-	(303)
Foreign currency translation adjustments	33	-	33
Acquisition of noncontrolling interest of start-up training business	(856)	-	(856)
Acquisition of noncontrolling interest of Gaokao retake business	-	(911)	(911)

Balance as of September 30, 2011	-	-	-

There was no activity with respect to noncontrolling interests in 2012 .

TAXATION	12 Months Ended
Sep. 30, 2012
TAXATION [Abstract]
TAXATION
18.	TAXATION

Cayman Islands

Under current law of Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividends payments are not subject to tax withholding in the Cayman Islands.

Hong Kong

CDEL Hong Kong and PENCIL have not recorded tax provision for Hong Kong profits tax as the companies have not had assessable profits arising in or derived from Hong Kong.

China

The Enterprise Income Tax Law (the "EIT Law") of the PRC, which took effect on January 1, 2008, has applied a uniform 25% enterprise income tax rate to all resident enterprise in China, including foreign invested enterprises.

In 2008, Beijing Champion and Champion Technology qualified as "high and new technology enterprise strongly supported by the State" ("HNTE") under the EIT Law, and therefore, were entitled to preferential income tax rates. Beijing Champion is subject to the tax rate of 15% from 2008 through 2010. Champion Technology is subject to the tax rate of 7.5% for 2008 through 2009 and 15% for 2010.

The HNTE status is valid for three years and qualifying entities can then apply to renew for an additional three years provided that the company's business operations continue to qualify for HNTE status. In October 2011, Beijing Champion and Champion Technology renewed the HNTE qualification, and therefore, were continually entitled to the preferential income tax rate of 15% in years 2011 through 2013.

Under the EIT Law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company's PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK

Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the "beneficial owner" and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company believes that CDEL Hong Kong qualifies for the 5% withholding tax rate. In 2012, CDEL Hong Kong accrued deferred tax liabilities related to potential withholding tax in the amount of US$634 on the undistributed earnings from its investment in the PRC entities generated after January 1, 2008.

In general, the PRC tax authorities have up to five years to conduct examinations of the PRC entities' tax filings. Accordingly, the PRC entities' tax years from 2007 to 2011 remain subject to examination by the tax authorities.

Income (loss) before income taxes from continuing operations consisted of:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Non - PRC	(5,030)	(6,873)	(1,252)
PRC	4,849	7,039	11,825

	(181)	166	10,573

China

The current and deferred components of the income tax benefit/(expense) from continuing operations appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Current tax expense	1,044	1,948	2,074
Deferred tax (benefit)/expense	(469)	(977)	526

	575	971	2,600

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
(Loss)/Income before taxes	(181)	166	10,573

Income tax expense (benefit) computed a applicable tax rates of 25%	(45)	42	2,643
Effect of different tax rates in different jurisdictions	1,224	1,667	255
Non-deductible expenses	223	260	59
Effect of tax holidays	(936)	(860)	(1037)
Effect of valuation allowances	109	(138)	51
Decrease in unrecognized tax benefit balance	-	-	-
Withholding tax on undistributed earnings	-	-	629

	575	971	2,600

Effective income tax rate	(317.68%)	584.94%	24.59%

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
The aggregate amount of tax holidays	936	860	1,037

The aggregate effect on basic and diluted net income per share:
- Basic	0.01	0.01	0.01

- Diluted	0.01	0.01	0.01

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred taxes from continuing operations are as follows:

	As of September 30,
	2011	2012
	US$	US$
Current deferred tax assets
Payroll payable	217	291
Accrued expenses	439	524
Allowance for doubtful accounts	822	592
Net operating loss carry-forwards	78	449

Total current deferred tax assets	1,556	1,856

Non-current deferred tax assets
Intangible assets	116	87
Property, plant and equipment	147	146
Net operating loss carry-forwards	670	522

Total non-current deferred tax assets	933	755

Less: valuation allowance	(66)	(117)

Non-current deferred tax assets, net	867	638

Non-current deferred tax liabilities
Intangible assets	199	136
Withholding tax on undistributed earnings	-	634

Total non-current deferred tax liabilities	199	770

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies' income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

As a result of the Group's assessment of its tax positions, the unrecognized tax benefit related to transfer price position prior to the year 2009 was recorded at US$ 162, US$170 and US$173 as of September 30, 2010, 2011 and 2012, respectively. The subsequent changes of the unrecognized tax benefit were due to foreign currency adjustment.

Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance - September 30, 2010	162
Foreign currency adjustment	8

Balance - September 30, 2011	170
Foreign currency adjustment	3

Balance - September 30, 2012	173

The unrecognized tax benefits would impact the effective tax rate, if recognized in connection with the normal tax return preparation. The Group does not anticipate any significant change in unrecognized tax benefits within 12 months from September 30, 2012.

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Sep. 30, 2012
EMPLOYEE DEFINED CONTRIBUTION PLAN [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN
19.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees' salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were US$1,915, US$2,464 and US$3,199for the years ended September 30, 2010, 2011 and 2012, respectively. Employee benefits from continuing operations were US$1,842, US$2,412and US$3,164, and from discontinued operations were US$73, US$52 and US$35 for the years ended September 30, 2010, 2011 and 2012, respectively.

Obligations for contributions to defined contribution retirement plans for full-time employee in Hong Kong, including contributions payable under the Hong Kong Mandatory Provident Fund Schemes Ordinance, are recognized as expenses in the income statement as incurred. The total amounts for such employee benefits were US$2, US$2 and US$2 for the years ended September 30, 2010, 2011 and 2012, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non-cancelable operating leases related to offices, servers and bandwidth with initial terms of one-year or more consisted of the following at September 30, 2012:

US$
Years ending September 30,
2013	2,261
2014	295
2015	51

2,607

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended September 30, 2010, 2011 and 2012, total rental expenses from continuing operations for all operating leases amounted to US$2,686, US$2,844 and US$3,346, respectively. Rental expenses from discontinued operations for all operating leases amounted to US$789, US$750 and US$314, respectively.

Legal contingencies

The group is a party in potential claims arising in the ordinary course of business. The Group does not believe that the resolution of these matters will have a material effect on its financial position or results of operations.

SEGMENT REPORTING	12 Months Ended
Sep. 30, 2012
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
21.	SEGMENT REPORTING

The Group operates and manages its business as a single segment that includes primarily the provision of online and offline education services and selling of related products.

The revenues attributable to the different service and product groups are as follows:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Online education services	23,982	30,788	40,281
Books and reference materials	3,939	4,743	4,438
Offline education services	1,557	2,907	4,507
Others	3,101	3,126	2,876

	32,579	41,564	52,102

Online education services accounted for 73.6%, 74.0% and 77.3% of the Group's total net revenue for the years ended September 30, 2010, 2011 and 2012, respectively. Any significant reduction in sales from this service could have a substantial negative impact on the Group's results of operations.

Geographic disclosures:

As the Group primarily generates its revenues from customers in the PRC, no geographical segments are presented. All of the Group's long-lived assets are located in the PRC.

NET (LOSS) INCOME PER SHARE	12 Months Ended
Sep. 30, 2012
NET (LOSS) INCOME PER SHARE [Abstract]
NET (LOSS) INCOME PER SHARE
22.	NET (LOSS) INCOME PER SHARE

Basic and diluted net (loss) income per share for each of the periods presented were calculated as follows:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Numerator:
Income (loss) from continuing operations	155	(502)	7,973
Income (loss) from discontinued operations, net of tax	(2,053)	(3,300)	236
Net (loss) income	(1,898)	(3,802)	8,209
- allocated to ordinary Share - basic	(1,898)	(3,800)	8,209
- allocated to nonvested restricted share - basic	-	(2)	-

Denominator:
Weighted average number of ordinary shares outstanding	138,232,493	133,489,261	133,996,737
Weighted average number of nonvested restricted share	-	82,466	-
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	-	-	366,371

Weighted average ordinary shares outstanding used in computing diluted net income per share	138,232,493	133,571,727	134,363,108

Basic net (loss) income per share
Basic from continuing operations	-	-	0.06
Basic from discontinued operations (net of tax)	(0.01)	(0.03)	-
Basic	(0.01)	(0.03)	0.06

Basic net (loss) income per nonvested restricted share
Basic from continuing operations	-	-	-
Basic from discontinued operations (net of tax)	-	(0.03)	-
Basic	-	(0.03)	-

Diluted net (loss) income per share
Diluted from continuing operations	-	-	0.06
Diluted from discontinued operations (net of tax)	(0.01)	(0.03)	-
Diluted	(0.01)	(0.03)	0.06

Basic net (loss) income per share
- allocated to ordinary Share - basic	(0.01)	(0.03)	0.06
- allocated to nonvested restricted share - basic	-	(0.03)	-
Diluted	(0.01)	(0.03)	0.06

SHARE INCENTIVE PLAN	12 Months Ended
Sep. 30, 2012
SHARE INCENTIVE PLAN [Abstract]
SHARE INCENTIVE PLAN
23.	SHARE INCENTIVE PLAN

Share options

On April 18, 2008, the Company's shareholders approved the "China Distance Education Holdings Limited Share Incentive Plan" (the "Prior Plan"), which permits the grant of share options and shares to its employees and non-employees (the "Participants"). The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the "Participants" under the Prior Plan should not exceed 11,652,556 ordinary shares of par value US$0.0001 per share. On July 2, 2008, the Company's shareholders approved the "China Distance Education Holdings Limited 2008 Performance Incentive Plan" (the "New Plan"). Subject to any amendment of the New Plan, the maximum number of ordinary shares that may be issued pursuant to the New Plan is equal to 5% of the total number of ordinary shares issued and outstanding as of August 4, 2008, plus an automatic annual increase on October 1 of each calendar year commencing with October 1, 2008, by an amount equal to the lesser of (i) 1% of the total number of ordinary shares issued and outstanding on September 30 of the same calendar year, or (ii) such number of ordinary shares as may be determined by the Company's board of directors. The purpose of these share incentive plans is to promote the success of the Company and the interests of its shareholders by providing a means through which the Company may grant equity-based incentives to attract, motivate, retain and reward certain officers, employees, directors and other eligible persons and to further link the interests of recipients with those of the Company's shareholders generally. The Prior Plan will expire on April 17, 2018. The New Plan will expire on the tenth anniversary date of August 4, 2008. Option awards are generally granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest within 4 years of continuous service and have 10-year contractual terms. Share awards generally vest for 1 year.

By a resolution of the board of directors on April 18, 2008, 11,652,556 share options were authorized to be granted to certain employees and non-employees. An aggregate of 11,045,500 share options were granted, including a total of 10,060,600 granted to employees on April 18, 2008 and May 31, 2008, and 984,900 granted to non-employees on April 18, 2008 (collectively "the first round"). The share options had an exercise price of US$2.995966 per share and a graded vesting term of four years. For the options granted to non-employees, the Group determined the measurement date to be the performance commitment date pursuant to the service supplemental agreements, in which the penalty for nonperformance was stipulated and represented a sufficiently large disincentive for nonperformance.

The options would vest as to 25% of the total number of ordinary shares subject to the options on the first anniversary of the vesting commencement date. The remaining 75% of the total number of ordinary shares subject to the options would vest in six substantially equal semi-annual installments, with the first installment vesting on the last day of the sixth month following the month in which the first anniversary of the vesting commencement date occurs and an additional installment vesting on the last day of every six months thereafter.

On November 17, 2008, the Company's board of directors and compensation committee approved to provide a compensation package for the non-executive directors. 400,000 options were granted to five directors on December 2, 2008. These options are subject to a two-year vesting schedule with 50% vesting in each year. The exercise price is US$0.82 per share which was determined by the closing price of the Company's ADSs on NYSE on December 2, 2008.

On December 2, 2008 (the "repricing date"), the Company's board of directors and compensation committee approved to amend the terms of certain stock options granted to 260 employees and 17 non-employees to reduce the exercise price of all outstanding share options from US$2.995966 per share to US$0.82 per share based on the closing price of the Company's ADSs on NYSE on December 2, 2008. The amendments did not change the vesting provisions or the number of shares subject to any of the option awards. This was accounted for as a share option modification and required the remeasurement of the fair value of these share options. This remeasurement resulted in a total incremental share-based compensation of US$2,699, of which US$752 and US$853 were recognized in the year ended September 30, 2009 and 2010, and the remaining is recognized ratably over the remaining vesting period of the award.

By a resolution of the board of directors on November 17, 2009, 1,361,900 share options were granted to selected employees for an exercise price per share equal to US$1.87. The option shall vest as to 25% of the total number of ordinary shares subject to the option on the first anniversary of the vesting commencement date. The remaining 75% of the total number of ordinary shares subject to the option shall vest in six substantially equal semi-annual installments, with the first installment vesting on the last day of the sixth month following the month in which the first anniversary of the vesting commencement date occurs and an additional installment vesting on the last day of every six months thereafter.

By a resolution of the board of directors on September 27, 2011, 1,000,600 share options were granted to selected employees with an exercise price per share equal to US$0.615, which was determined by the closing price of the Company's ADSs on NYSE on September 27, 2011. These options are subject to a two-year vesting schedule with 25% vesting semi-annually. By the same resolution of the board of directors on September 27, 2011, 400,000 fully-vested options were granted to selected directors with an exercise price per share equal to US$0.615, which was determined by the closing price of the Company's ADSs on NYSE on September 27, 2011.

Also by that resolution of the board of directors on September 27, 2011, the Company's board of directors approved to amend the terms of certain stock options granted to 172 employees and 17 non-employees representing 9,465,000 share options. The amendments included (i) reduction of the exercise price of share options from US$0.82 per share to nil for one selected employee, and to reduce the exercise price of share options from US$0.82 per share to US$0.615 per share based on the closing price of the Company's ADSs on NYSE on September 27, 2011 for the other 171 employees and 17 non-employees; (ii) acceleration of the vesting of share options to fully vested on September 27, 2011; (iii) an option of a three-year interest-free loan for exercising such options. The amendments did not change the vesting provisions or the number of shares subject to any of the option awards. This amendment was accounted for as a share option modification and required the re-measurement of the fair value of these share options. This re-measurement resulted in a total incremental share-based compensation of US$1,658, all of which was recognized in the year ended September 30, 2011.

A summary of option activity as of September 30, 2012, and changes during the years ended September 30, 2012 are presented below:

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, October 1, 2011	11,310,872	US$	0.65	7.14	-
Exercised	7,096,540	US$	0.49
Forfeited	467,308	US$	1.28

Outstanding, September 30, 2012	3,747,024	US$	0.87	7.00	-

Expected to vest, September 30, 2012	460,925	US$	1.16	8.18	-

Exercisable at September 30, 2012	3,072,504	US$	0.81	6.74	-

The weighted-average grant-date fair value of options granted to employees and non-executive directors during the year 2010 and 2011 was US$0.87 and US$0.26, respectively, and there was no options granted in the year 2012.

A summary of the activities of the share option granted to non-employees as of September 30, 2012, and changes during the year ended September 30, 2012 are presented below:

Share option granted to non-employees	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, October 1, 2011	977,212	US$	0.62	6.55	27
Granted	-		-
Forfeited	50,612	US$	0.62
Exercised	775,100	US$	0.62
Cancelled	-		-

Outstanding, September 30, 2012	151,500	US$	0.62	5.55	25

Exercisable at September 30, 2012	151,500	US$	0.62	5.55	25

The weighted-average grant-date fair value of options granted to non-employees during the year 2011 was US$0.26, and no options granted to non-employees during the year 2010 and 2012.

The total intrinsic value of options exercised during the year ended September 30, 2012 was US$1,152. As of September 30, 2012, the unrecognized share-based compensation cost related to share options amounted to approximately US$244. This compensation cost is expected to be recognized over a weighted-average vesting period of 1.08 years. Forfeitures were estimated based on historical experience. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation expenses related to these awards may be different from the expectation.

The fair value of each option award to employees and non-employees was estimated using the Black-Scholes Option Pricing Model by the management of the Company. The volatility assumption was estimated based on the price volatility of the shares of comparable companies in the education business because the Company did not have sufficient data to calculate expected volatility of the price of the underlying ordinary shares over the expected term of the option. The expected term was estimated based on the vesting terms, contractual terms and management's expectation of exercise behavior of the option grantees. The risk-free rate was based on the market yield of China Sovereign Bonds denominated in US$ with maturity terms equal to the expected term of the option awards. The closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

The Company used the Black Scholes Model to estimate the fair value of the share options on the grant dates with the following assumptions:

For the year ended September 30, 2011
Risk-free interest rate	1.40% ~ 1.86%
Dividend yield	-
Expected volatility	51%
Expected life (in years)	3.71 ~ 5.63

Nonvested restricted shares

On July 2, 2008, the Company's board of directors approved compensation in total of US$300 to an independent director in exchange for her services to be provided to the Company over a three-year period commencing from July 29, 2008. The US$300 has therefore been recognized as compensation expenses over the three-year period from July 2008 through July 2011. The initial US$100 was paid in the form of 57,143 restricted ordinary shares of the Company in August 2008. The number of restricted ordinary shares was determined based on the closing price of the Company's ADSs on the issuance date. The remaining US$200 was accrued as a liability and paid in cash of US$100 in November 2009 and July 2010, respectively.

On December 3, 2010, the Company granted 100,000 nonvested restricted shares of the Company to directors (the "participants") that had been outstanding at the grant date. These shares are restricted on transferability and will be forfeited if the participants cease to provide requisite service to the Company. The restriction will be removed on the first anniversary of the issuance day. The grant-date fair value of a nonvested restricted share was US$1.25, which was the closing price of the Company's ADSs on NYSE on December 3, 2010. This grant resulted in a total share-based compensation of US$125, which was recognized ratably over the requisite service period of one year. As of September 30, 2012, there were no outstanding nonvested restricted shares.

A summary of the nonvested restricted shares activity is as follows:

	Number of Nonvested restricted shares outstanding	Weight average grant-date fair value
	US$
Nonvested shares outstanding at September 30, 2011	100,000	1.25
Vested	100,000	-

Nonvested shares outstanding at September 30, 2012	-	-

Share-based compensation expense

Total share-based compensation expense of share-based awards granted to employees, non-employees and non-executive directors recognized for the years ended September 30, 2010, 2011 and 2012 are as follows:

	As of September 30,
	2010	2011	2012
	US$	US$	US$
Cost of services	1,787	1,999	37
General and administrative expenses	2,033	3,347	88
Selling expenses	567	678	16

	4,387	6,024	141

SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

On November 13, 2012, the Company approved and declared a cash dividend of $0.12 per ordinary share on its total 135,409,521 outstanding shares as of the close of trading on December 7, 2012.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group's financial statements include, but are not limited to, revenue recognition, fair value of purchased call option, deferred tax assets valuation allowance, allowance for doubtful accounts, impairment of goodwill and long-term assets, and share-based compensation expenses. Actual results could materially differ from those estimates.

The effect of discontinued operations has been reflected in certain accounts and balances in the consolidated financial statements for the year ended September 30, 2010 as described in Note 4.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and VIE's subsidiaries. All transactions and balances among the Company, its subsidiaries, its VIE and VIE's subsidiaries have been eliminated upon consolidation.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company, CDEL Hong Kong and PENCIL's functional currencies are United States dollars ("US$"). The Company's PRC subsidiaries, VIE and VIE's subsidiaries determine their functional currencies to be the Chinese Renminbi ("RMB"). The Company uses the US$ as its reporting currency and uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position of its PRC subsidiaries and its variable interest entities, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of consolidated statements of changes in equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are included in the consolidated statements of comprehensive income (loss).

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have an original maturity of three months or less when purchased.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with an original maturity of greater than three months and less than one year.
Restricted cash

Restricted cash

Restricted cash as of September 30, 2011 and 2012 were US$2,676 and US$6, mainly representing the cash deposit in a designated account as required by court for the arbitration process in relation to Zhengbao Yucai (see note 3). The restriction was subsequently removed in November 2011 upon the settlement of the arbitration.

Inventories	Inventories Inventories, consisting of papers and professional examination reference books, are stated at the lower of cost or market value. Cost is determined using the first in, first out method.
Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Allowance for doubtful accounts

Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	35 years	5-10%
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	Shorter of lease term or 5 years	-

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill is tested following a two-step process. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step will be performed to compare the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Other intangible assets, net

Other intangible assets, net

Other intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3~5 years
Domain names and trademarks	10~11 years
Courseware	1~5 years
Website	5 years
Business contracts	3~5 years
Copyrights	5 years
Platform	3.5 years
Non-compete agreement	15 years

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets or asset group including intangibles with definite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows.

If the intent is to hold the asset for sale and certain other criteria are met (i.e., the asset can be disposed of currently, appropriate levels of authority have approved sale, and there is an actively pursuing buyer), the impairment test is a comparison of the asset's carrying value to its fair value less costs to sell. To the extent that the carrying value is greater than the asset's fair value less costs to sell, an impairment loss is recognized for the difference. Assets held for sale are separately presented on the balance sheet and are no longer depreciated.

Revenue recognition

Revenue recognition

Revenues are recognized when the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the service has been rendered, (iii) the fees are fixed or determinable, and (iv) collectability is reasonably assured.

Online education services

The online education service provided by the Group to its customers is an integrated service, including audio-video course content, mock examinations and online chat rooms during the subscription period. Audio-video course content, mock examinations and online chat rooms are not practical to be sold on standalone basis and have never been sold separately.

The Group earns revenues by providing online education services to customers pursuant to two types of revenue models - non-refundable course model and refundable course model. For online courses using the non-refundable course model, revenues are recognized on a straight line basis over the subscription period from the month in which the customers enroll in the courses to the month in which subscribed courses terminate. For online courses using the refundable course model, if the customers complete the courses and fail the professional exams and their scores are within a range provided for in the agreement, they are entitled to either a full refund or the right to retake the course. The customers must notify the Group within a 15 -30 day period after the professional examinations scores are released in order to be eligible for the refund or the right to retake the course. The proceeds from the refundable course model are initially recorded as "refundable fees". Revenues are recognized upon the expiration of the customers' right to receive a refund or ratably over the course period if the customer decides to retake the course before the expiration of such right.

Online education services - continued

Most of the course participants pay course fees via online payment systems provided by third parties including internet debit or credit card payment systems and other third-party payment systems, such as Alipay. Some customers may choose to enroll for online courses through the use of prepaid study cards which are purchased from distributors.

The Group sells to its distributors prepaid study cards at a discount to the face value of the cards. Revenues are recorded using the after-discount-selling-price of the cards and recognized over the period the online course is available to the customer, which generally is from the enrollment date to the completion of the relevant professional examination date. Sales of prepaid study cards that are not activated for course enrollment are recognized as revenues upon expiration of the cards. Prepaid study cards that have been activated but have not been used to enroll online courses do not have an expiry date and will be deferred until they are used to enroll in online courses. Customers who enroll with the Company directly are eligible to a refund within a 7-day trial period. Revenues from direct enrollment with the Company are recognized over the period from the lapse of the 7-day trial period to the completion of the relevant professional examination date.

The Group may, at times, offer volume discounts to its distributors for purchases over a specified amount of prepaid cards during a specified period of time, generally, one year. The amount of future rebates relating to these volume discounts cannot be reasonably estimated and accordingly a deferred revenue balance is recognized for the maximum potential amount of volume discount. If the number of purchases specified in the volume discount provisions is not reached upon the expiry of the volume discount period, the deferred revenue relating to such volume discount for each study card is recognized as revenue over the remaining period the online course is available to the user who enrolls using the study card or recognized as revenue immediately if the related online course has been completed. Proceeds allocated to the rebate study cards that have never been activated for course enrollment are recognized as revenues upon expiration of the cards.

The Group also provides student recruiting services and online platform to government agencies which use the Group's online platform to conduct continuing education services. The Group earns service fees as a percentage of total tuition fees based on the agreements entered into with the government agencies. Service fees received are initially recorded as deferred revenue and are recognized as revenue when course participants complete the stipulated study hours and take the examinations, or on a straight line basis over the subscription period based on the terms of the agreements.

For the years ended September 30,2010, 2011 and 2012, the Group recognized revenues before business tax and related surcharges in connection with expired study cards amounted to US$90, US$103 and US$113 respectively.

The online service is provided by Beijing Champion and its subsidiaries which are subject to approximately 3% business tax and related surcharges. The Group records revenues net of these taxes in the consolidated statements of operations. Such business tax and related surcharges for the years ended September 30, 2010, 2011 and 2012 were US$777, US$918 and US$1,331 respectively.

Books and reference materials

The Group sells books and reference materials to distributors and end users. Revenues relating to such sales are deferred until cash is collected. Inventory costs of products delivered to distributors for which revenues have been deferred are presented as "deferred costs" on the consolidated balance sheets.

The Group also sells books and reference materials together with study cards which allow the customers to take a certain number of on-line courses for no additional charge. These sales are considered arrangements with two deliverables, consisting of the delivery of books and reference material and the on-line courses service.

In October 2009, the FASB published FASB ASU 2009-13, Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements. The guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) vendor-specific objective evidence if available ("VSOE"); (b) third-party evidence ("TPE") if vendor-specific objective is not available; or (c) estimated selling price ("ESP") if neither vendor-specific objective evidence nor third-party evidence is available. The guidance required disclosures on how the application of the relative selling price method affects the timing and amount of revenue recognition. The Group prospectively adopted the guidance for multiple elements arrangements entered into on or after October 1, 2010 and allocates revenue to each deliverables based on their relative selling price. The adoption of the new guidance did not have a material impact on the Group's financial statements.

Other revenues

Other revenues include sales of offline education services, courseware production services, platform production services, and others.

Revenues from offline training are recognized when the training courses are provided. For offline training sponsored by government authorities, the tuition fees of the training participants are subsidized by the government. Qualified enrollments and the fees to be earned cannot be determined until the confirmation from government authorities regarding the number of students and fees is received by the Company, which is after the completion of services. Therefore, revenues from such services are recognized upon cash receipt or the receipt of confirmations from government authorities, whichever is earlier.

Revenues from sales of courseware, which are designed and developed pursuant to the requests from customers, are recognized when the courseware or platforms are accepted by the customers. The Company has no significant remaining obligation with respect to the courseware or platforms upon the acceptance of the customers.

From time to time, the Group enters into arrangement to provide the development and maintenance of online platforms to its customers. After the development of online platforms, the Group provides support and maintenance services. The development of online platform and the support and maintenance services have never been sold separately and they do not have standalone value to the customers. Accordingly, revenues from such arrangement is accounted as a single unit of accounting and recognized ratably over the support and maintenance services period.

Revenues from other services, including magazine content production, advertising and consulting services, are recognized over the period when such services are provided.

Value added taxes

Value added taxes

The Group is subject to PRC value added tax ("VAT") generally at a rate of 13% on proceeds received from customers for sales related to books and reference materials, which reduces revenues, and are entitled to an offset for VAT paid for the books and reference materials as well as a portion of VAT paid related to purchase of fixed assets.

By virtue of the VAT pilot reform scheme in Beijing, effective as of September 1, 2012, Champion Technology and Champion Education Technology are subject to VAT, instead of business tax, for their technical and consulting service, software licensing and course production services provided. The applicable VAT rates are 6% and 3% for Champion Technology and Champion Education Technology, respectively. Champion Technology is a VAT general taxpayer and the output VAT liability of Champion Technology is allowed to offset qualified input VAT paid to suppliers. On the other hand, Champion Education Technology is a VAT small-scale taxpayer and its output VAT liability is not allowed to offset its input VAT.

Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets.

Cost of sales

Cost of sales

Cost of online education services primarily includes the production costs of study cards, server and bandwidth leasing fees, lecturer fees, staff costs involved in the operation of online education services including network operation and maintenance, course production and tutor services and other direct costs of providing these services. These costs are expensed when incurred.

The cost of books and reference materials, including direct materials used for production of books, authorship fee and printing cost, are initially deferred and recorded as "deferred cost". The deferred costs are recognized as cost of sales when the related revenue is recognized upon cash receipt.

Advertising expenditure

Advertising expenditure

Advertising expenditure is expensed when incurred and are included in "selling expenses" in the consolidated statements of operations and comprehensive income (loss). Advertising expenses from continuing operations were US$1,123, US$2,204 and US$2,112, and those from discontinued operations were US$132, US$179 and US$26, for the years ended September 30, 2010, 2011 and 2012, respectively.

Shipping and handling costs

Shipping and handling costs

Shipping and handling costs of books and reference materials are classified as a component of "selling expenses" in the consolidated statements of operations and comprehensive income (loss). Shipping and handling costs classified as selling expenses from continuing operations were US$327, US$330 and US$252, and those from discontinued operations were US$4, US$8 and US$1, for the years ended September 30, 2010, 2011 and 2012, respectively.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

Share-based compensation with employees is measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to paid-in capital. The Group recognizes compensation expense over the vesting term on a straight-line basis with the amount of compensation expense recognized at any date not less than the portion of the grant-date value of the option vested at that date.

Share-based compensation with non-employee is measured based on the fair value of options at the earlier of the performance commitment date or the date at which the non-employee's performance is complete (hereafter referred to as the measurement date). The Group recognizes compensation expense using the graded vesting attribution method.

Share-based compensation awards which require the issuance of a variable number of shares to settle a fixed monetary amount are accounted for as liabilities.

Net income per share

Net income per share

Basic net income per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Nonvested restricted shares are also participating securities as they enjoy identical dividend rights as ordinary shares. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share in income for the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted net income per share by application of the treasury stock method.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. On October 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From October 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, from October 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings. For periods prior to October 1, 2009 contingent consideration was not recorded until the contingency was resolved.

In addition, upon the adoption of the accounting pronouncement regarding noncontrolling interests (see note 17), from October 1, 2009, changes in a parent's ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transaction. Therefore, no gain or loss would be recognized and any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest is adjusted is recognized in equity to the parent.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income.

The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding the presentation of comprehensive income, which was adopted by the Group on October 1, 2011.

Significant Risks and Uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group from the continuing operations and discontinued operations included aggregate amounts of US$16,716 and US$36,360, which were denominated in RMB, at September 30, 2011 and 2012, respectively, representing 32.8% and 73.1% of the cash and cash equivalents at September 30, 2011 and 2012, respectively.

Concentration of credit risk

Financial instrument that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable and funds receivable. As of September 30, 2012, substantially all of the Group's cash and cash equivalents were deposited in financial institutions located in the PRC and Hong Kong. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. Funds receivable are unsecured and are held by external payment networks who collect fees from customers through online payment networks. The funds are transferred to the Group within one to three businness days after payments are received by external payment networks. To mitigate the credit risk, the Group only engages large scale and reputable payment networks to collect fees on its behalf. The Group also monitors the timeliness and accuracy of funds transfer by the external payment networks and the credit worthiness of the external payment networks.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years period ended September 30, 2012.

Primarily due to the long payment cycles of government agencies, the Group had two customers that accounted for 28.4% and 12.6% of the Group's accounts receivable balances as of September 30, 2011, respectively, and only one customer that accounted for 43.7% of the Group's accounts receivable balances as of September 30, 2012.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standard Board ("FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity's stockholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before the pronouncement issued in June 2011. The Group chose to early adopted these pronouncements. The presentation of comprehensive income was retrospectively applied for all the periods presented. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Sep. 30, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Details of The Company's Subsidiaries and Variable Interest Entities

			Percentage of
	Date of	Place of	legal ownership
Company	establishment	establishment	by the Company	Principal activities
Subsidiaries:
China Distance Education Limited ("CDEL Hong Kong")	March 13, 2003	Hong Kong	100%	Investment holding
Practice Enterprises Network China International Links Limited ("Pencil")	February 23, 2010	Hong Kong	100%	Inactive
DL Education Service, LLC("DL Education")	September 27,2012	US	100%	Inactive
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. ("Champion Education Technology")	April 23, 2007	PRC	100%	Software licensing and course production
Variable interest entity:
Beijing Champion Hi-Tech Co., Ltd. ("Beijing Champion")	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials
Subsidiaries of variable interest entity:
Beijing Caikaowang Company Ltd. ("Caikaowang")	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. ("Champion Wangge")	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Zhengbao Yucai Education Technology Co., Ltd. ("Zhengbao Yucai")	February 19, 2009	PRC	Nil	Provision of start-up training services
Beijing Haidian District Champion Training School ("Champion Training School")	February 19, 2009	PRC	Nil	Provision of online and offline education services

Financial Information of The Company's VIE and VIE's Subsidiaries

	As of September 30,
	2011	2012
	US$	US$
Cash and cash equivalents	8,108	15,798
Prepaid expenses and other current assets	2,771	3,311
Total current assets	23,482	29,581
Total assets	40,679	47,381
Deferred revenue	7,848	9,408

Total current liabilities	20,196	24,041
Total liabilities	20,196	24,041
Total equity	20,482	23,340

	For the years ended September 30,
	2010	2011	2012
	US$	US$	US$
Revenues	33,257	42,510	52,005

Net income (1)	6,370	7,365	14,944

Net cash provided by operating activities	6,614	2,860	6,958

Net cash used in investing activities	(4,407)	(2,137)	549

Net cash used in Financing activities	0	0	0

Effects of exchange rate changes	155	481	183

(1)	This is net income before service fees charged by Champion Technology and Champion Education Technology.

There are no consolidated VIE's assets that are collateral for the VIE's obligations and which can only be sued to settle the VIE's obligations. No creditor (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estmated Useful Lives of Property, Plant and Equipment

Category	Estimated useful life	Estimated residual value
Buildings	35 years	5-10%
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	Shorter of lease term or 5 years	-

Schedule Of Estmated Useful Lives Of Other Intangible Assets

Category	Estimated useful life
Computer software	3~5 years
Domain names and trademarks	10~11 years
Courseware	1~5 years
Website	5 years
Business contracts	3~5 years
Copyrights	5 years
Platform	3.5 years
Non-compete agreement	15 years

ACQUISITIONS (Tables)	12 Months Ended
Sep. 30, 2012
Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member]
Allocation of The Purchase Price to The Fair Values of The Portion of The Assets Acquired and Liabilities Assumed

	US$	Amortization period
Accounts receivable	1,968
Purchased call option	669
Other intangible assets:
Non-compete agreement	650	15 years
Supplementary domain names	1	10 years
Deferred revenue	(1,617)
Deferred tax liability	(330)
Income tax payable	(61)
Other payables	(107)
Noncontrolling interest	(937)
Goodwill	2,143

Total consideration	2,379

Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Allocation of The Purchase Price to The Fair Values of The Portion of The Assets Acquired and Liabilities Assumed

	US$	Amortization period
Cash	2,854
Property, plant and equipment	138
Purchased call options	1,221
Other intangible assets:
Business contracts	476	3~5 years
Copyrights	586	5 years
Platform	195	3.5 years
Domain names	168	10~11 years
Software	311	3 years
Courseware	255	5 years
Deferred tax liability	(382)
Noncontrolling interest	(2,107)
Goodwill	1,603

Total consideration	5,318

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Assets And Liabilities of The Discontinued Operations

	As of September 30 2011	Disposed as of May 4 2012
	US$	US$

Current assets of discontinued operations:
Cash and cash equivalents	1,209	312
Accounts receivable, net	14	14
Prepayment and other current assets	309	324
Property, plant and equipment, net	774	-

	2,306	650

Current liabilities of discontinued operations:
Accrued expenses and other liabilities	548	348
Income tax payable	126	128
Deferred revenue, current portion	1,186	314

	1,860	790

Net liabilities disposed		(140)
Cash proceeds		157
Gain on disposition of the discontinued operation		297

Operating Results From The Discontinued Operations

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Revenues	2,167	1,776	1,045
Pre-tax profit (loss) from discontinued operations	(2,202)	(3,444)	(61)
Income tax expense	116	144	-
Income (loss) from discontinued operations, net of tax	(2,086)	(3,300)	(61)
Gain on disposal of discontinued operation	-	-	297
Net loss of discontinued operations attributable to noncontrolling interest, net of tax	33	-	-
Net (loss) income from discontinued operations attributable to China Distance Education Holding Limited, net of tax	(2,053)	(3,300)	236

ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Accounts Receivable, Net

	As of September 30,
	2011	2012
	US$	US$
Accounts receivable	7,851	6,173
Less: allowance for doubtful accounts	(3,190)	(2,092)

Accounts receivable, net	4,661	4,081

Movement Of Allowance For Doubtful Accounts

	As of September 30,
	2011	2012
	US$	US$
Balance at beginning of year	2,236	3,190
Charged to expenses	824	211
Write-off of accounts receivable	-	(1,361)
Foreign currency adjustment	130	52

Balance at end of the year	3,190	2,092

INVENTORIES, NET (Tables)	12 Months Ended
Sep. 30, 2012
INVENTORIES, NET [Abstract]
Inventories

	As of September 30,
	2011	2012
	US$	US$
Books and other goods	285	588
Paper and other raw materials	78	70

	363	658

PREPAYMENT AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
Prepaid Expense and Other Assets, Current [Abstract]
Prepayment And Other Current Assets

		As of September 30,
	Notes	2011	2012
		US$	US$
Advance to the suppliers	(1)	1,585	1,835
Prepaid expenses		618	1,092
Refundable prepayments	(2)	320	325
Funds receivable	(3)	245	142
Deposits		56	68
Others		357	436
Less: allowance for doubtful accounts	(2)	(320)	(325)

Prepayment and other current assets, net		2,861	3,573

(1)	Advance to the suppliers represents interest-free cash deposits paid to suppliers for future purchase of raw materials and finished goods. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and is monitored on a regular basis by management. A charge to cost of sales will be recorded in the period in which a loss is incurred. To date, the Group has not experienced any loss of advances to suppliers.
(2)	The group prepaid a refundable fee to a government agency in the year ended September 30, 2010 as a sponsor of ITAT contest which was subsequently cancelled. The Group has recorded a full allowance as such prepaid amount has been outstanding for more than a year and is probably uncollectable.
(3)	Funds receivable arise due to the time taken to clear customers' payment transactions through external payment networks. When customers remit fees to the Group via external payment networks using their bank account or credit card, there is a clearing period before the cash is received by the Group which usually takes one to three business days. These fees are treated as a receivable until the cash is received.

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment

	As of September 30,
	2011	2012
	US$	US$
Buildings	5,077	5,892
Electronic and office equipment	6,020	7,604
Leasehold improvement and building improvement	1,293	1,434
Motor vehicles	917	1,106

Total	13,307	16,036
Less: Accumulated depreciation	(4,721)	(6,360)

	8,586	9,676

GOODWILL (Tables)	12 Months Ended
Sep. 30, 2012
GOODWILL [Abstract]
Goodwill

	Year ended September 30
	2011				2012
			Gaokao				Gaokao
			re-take				re-take
	Online	Start-up	business -		Online	Start-up	business -
	education	training	Discontinued		education	training	Discontinued
	service	service	operations	Total	service	service	operations	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	5,377	1,647	2,188	9,212	5,642	1,761	2,262	9,665
Exchange Difference	265	114	74	453	84	24		108
Disposal	-	-	-	-	-	-	-2,262	-2,262

Ending balance	5,642	1,761	2,262	9,665	5,726	1,785	0	7,511

Accumulated impairment loss
Beginning balance	-	-	-1,424	-1424	-	-	-2,262	2,262
Charge for the year	-	-	-758	-758	-	-	-	-
Exchange Difference	-	-	-80	-80	-	-	-	-
Disposal	-	-	-	-	-	-	-2,262	-2,262

Ending balance	-	-	-2,262	-2,262	-	-	0	0
Goodwill, net	5,642	1,761	0	7,403	5,726	1,785	0	7,511

OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2012
OTHER INTANGIBLE ASSETS, NET [Abstract]
Composition Of Other Intangible Assets

	As of September 30,
	2011	2012
	US$	US$
Computer software	2,278	2,645
Trademarks and domain names	1,337	1,407
Website	102	103
Courseware	468	475
Business contracts	510	517
Copyrights	627	647
Platform	208	211

Total intangible assets	5,530	6,005

Less: Accumulated amortization
Computer software	(1,369)	(1,827)
Trademarks and domain names	(585)	(717)
Website	(92)	(102)
Courseware	(334)	(394)
Business contracts	(296)	(399)
Copyrights	(320)	(455)
Platform	(152)	(182)

Accumulated amortization	(3,148)	(4,076)

Intangible assets, net	2,382	1,929

Estimated Amortization Expenses For The Other Intangible Assets

Amortization
US$
2013	698
2014	442
2015	283
2016	215
2017	152
2018 and thereafter	139

1,929

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Sep. 30, 2012
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Fair Value of Level 3 Assets

Purchased call options
(acquisition of 30% interest
Zhengbao Yucai	in Zhengbao Yucai)
US$
Balance as of September 30, 2010	1,083
Impairment during the year	(1,115)
Foreign currency adjustment	32

Balance as of September 30, 2011	-

Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member]
Fair Value of Level 3 Assets

							Purchased call
							options (acquisition
			Property plant		Non-compete		of 40% interest in
Champion Xinlixiang-Gaokao Retake business	Goodwill		and equipment		agreement		Champion Xinlixiang)
	US$		US$		US$		US$
Balance as of September 30, 2010	764		722		343		200
Addition during the year	-		1,110		-		-
Amortization during the year	-		(140)		(25)		-
Impairment during the year	(758	) (1)	(973	) (3)	(332	) (3)	(201	) (4)
Foreign currency adjustment	(6)		55		13		1

Balance as of September 30, 2011	-		774		-		-
Transferred during the year	-		(774)		-		-

Balance as of September 30, 2012	-		-		-		-

(1)	The Group used the discounted cash flow ("DCF') method of the income approach to assess the fair value of each reporting unit. The discounted cash flow for each reporting unit was projected based on financial forecast developed by management for planning purposes. Cash flows beyond the forecast periods were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each reporting unit. Publicly available information regarding the market capitalization of the Group was also considered in assessing the reasonableness of the aggregate fair value of all the reporting units estimated using the income approach valuation methodology. Based on the goodwill impairment test as of September 30, 2010 and 2011, an impairment loss of US$1,407 and US$758 was recorded for Gaokao retake business.
(2)	Measured at lower of carrying amount or fair value, the non-compete agreement was impaired by US$274 during the year ended September 30, 2010.
(3)	Measured at the lower of carrying amount or fair value less cost to sell, the property plant, equipment and non-compete agreement were impaired by US$973 and US$332 during the year ended September 30, 2011, respectively.
(4)	The purchased call options acquired with the acquisitions of Champion Xinlixiang were re-measured using binomial model at September 30, 2010, and the option to purchase additional equity interest in Champion Xinlixiang was impaired by US$477. As of September 30, 2011, such purchased call option was fully impaired because the Group acquired the 40% equity interest for no consideration on October 1, 2010. (See Note 3)

DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS [Abstract]
DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS

	As of September 30,
	2011	2012
	US$	US$
Deposit for purchase of property, plant and equipment	242	131

	242	131

OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
OTHER NON-CURRENT ASSETS [Abstract]
Other Non-Current Assets

	As of September 30,
	2011	2012
	US$	US$
Long-term prepaid expenses	587	966
Rental deposits	129	125
Others	13	-

	729	1,091

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued Expenses And Other Liabilities

	As of September 30,
	2011	2012
	US$	US$
Accrued expenses	2,172	2,597
Salary and welfare payable	1,414	1,823
Tuition fee payables to government agencies	965	2,765
Remuneration payable to lecturers	1,523	1,883
Uncertain income tax liabilities (Note 18)	170	173
Other payable	270	395

	6,514	9,636

NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Sep. 30, 2012
NONCONTROLLING INTERESTS [Abstract]
Noncontrolling Interest

	Start-up	Gaokao retake
	training business	business	Total
	US$	US$	US$
Balance as of September 30, 2009	2,026	937	2,963
Net loss for the year	(911)	(33)	(944)
Foreign currency translation adjustments	11	7	18

Balance as of September 30, 2010	1,126	911	2,037

Net loss for the year	(303)	-	(303)
Foreign currency translation adjustments	33	-	33
Acquisition of noncontrolling interest of start-up training business	(856)	-	(856)
Acquisition of noncontrolling interest of Gaokao retake business	-	(911)	(911)

Balance as of September 30, 2011	-	-	-

TAXATION (Tables)	12 Months Ended
Sep. 30, 2012
TAXATION [Abstract]
Income (Loss) Before Income Taxes From Continuing Operations

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Non - PRC	(5,030)	(6,873)	(1,252)
PRC	4,849	7,039	11,825

	(181)	166	10,573

Current And Deferred Components Of The Income Tax Benefit/(Expense) From Continuing Operations

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Current tax expense	1,044	1,948	2,074
Deferred tax (benefit)/expense	(469)	(977)	526

	575	971	2,600

Reconciliation of The Effective Tax Rate And The Statutory Income Tax Rate Applicable To PRC Operations

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
(Loss)/Income before taxes	(181)	166	10,573

Income tax expense (benefit) computed a applicable tax rates of 25%	(45)	42	2,643
Effect of different tax rates in different jurisdictions	1,224	1,667	255
Non-deductible expenses	223	260	59
Effect of tax holidays	(936)	(860)	(1037)
Effect of valuation allowances	109	(138)	51
Decrease in unrecognized tax benefit balance	-	-	-
Withholding tax on undistributed earnings	-	-	629

	575	971	2,600

Effective income tax rate	(317.68%)	584.94%	24.59%

Aggregate Amount And Per Share Effect of The Tax Holidays

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
The aggregate amount of tax holidays	936	860	1,037

The aggregate effect on basic and diluted net income per share:
- Basic	0.01	0.01	0.01

- Diluted	0.01	0.01	0.01

Components of Deferred Taxes From Continuing Operations

	As of September 30,
	2011	2012
	US$	US$
Current deferred tax assets
Payroll payable	217	291
Accrued expenses	439	524
Allowance for doubtful accounts	822	592
Net operating loss carry-forwards	78	449

Total current deferred tax assets	1,556	1,856

Non-current deferred tax assets
Intangible assets	116	87
Property, plant and equipment	147	146
Net operating loss carry-forwards	670	522

Total non-current deferred tax assets	933	755

Less: valuation allowance	(66)	(117)

Non-current deferred tax assets, net	867	638

Non-current deferred tax liabilities
Intangible assets	199	136
Withholding tax on undistributed earnings	-	634

Total non-current deferred tax liabilities	199	770

Reconciliation of Accrued Unrecognized Tax Benefits

Unrecognized tax benefits
Balance - September 30, 2010	162
Foreign currency adjustment	8

Balance - September 30, 2011	170
Foreign currency adjustment	3

Balance - September 30, 2012	173

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating Lease Commitments

US$
Years ending September 30,
2013	2,261
2014	295
2015	51

2,607

SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2012
SEGMENT REPORTING [Abstract]
Revenues Attributable To The Different Service And Product Groups

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Online education services	23,982	30,788	40,281
Books and reference materials	3,939	4,743	4,438
Offline education services	1,557	2,907	4,507
Others	3,101	3,126	2,876

	32,579	41,564	52,102

NET (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Sep. 30, 2012
NET (LOSS) INCOME PER SHARE [Abstract]
Basic and diluted net (loss) income per share

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Numerator:
Income (loss) from continuing operations	155	(502)	7,973
Income (loss) from discontinued operations, net of tax	(2,053)	(3,300)	236
Net (loss) income	(1,898)	(3,802)	8,209
- allocated to ordinary Share - basic	(1,898)	(3,800)	8,209
- allocated to nonvested restricted share - basic	-	(2)	-

Denominator:
Weighted average number of ordinary shares outstanding	138,232,493	133,489,261	133,996,737
Weighted average number of nonvested restricted share	-	82,466	-
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	-	-	366,371

Weighted average ordinary shares outstanding used in computing diluted net income per share	138,232,493	133,571,727	134,363,108

Basic net (loss) income per share
Basic from continuing operations	-	-	0.06
Basic from discontinued operations (net of tax)	(0.01)	(0.03)	-
Basic	(0.01)	(0.03)	0.06

Basic net (loss) income per nonvested restricted share
Basic from continuing operations	-	-	-
Basic from discontinued operations (net of tax)	-	(0.03)	-
Basic	-	(0.03)	-

Diluted net (loss) income per share
Diluted from continuing operations	-	-	0.06
Diluted from discontinued operations (net of tax)	(0.01)	(0.03)	-
Diluted	(0.01)	(0.03)	0.06

Basic net (loss) income per share
- allocated to ordinary Share - basic	(0.01)	(0.03)	0.06
- allocated to nonvested restricted share - basic	-	(0.03)	-
Diluted	(0.01)	(0.03)	0.06

SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Sep. 30, 2012
SHARE INCENTIVE PLAN [Abstract]
Share Options, Employees and non-executive directors

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, October 1, 2011	11,310,872	US$	0.65	7.14	-
Exercised	7,096,540	US$	0.49
Forfeited	467,308	US$	1.28

Outstanding, September 30, 2012	3,747,024	US$	0.87	7.00	-

Expected to vest, September 30, 2012	460,925	US$	1.16	8.18	-

Exercisable at September 30, 2012	3,072,504	US$	0.81	6.74	-

Share Options, NonEmployees

Share option granted to non-employees	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, October 1, 2011	977,212	US$	0.62	6.55	27
Granted	-		-
Forfeited	50,612	US$	0.62
Exercised	775,100	US$	0.62
Cancelled	-		-

Outstanding, September 30, 2012	151,500	US$	0.62	5.55	25

Exercisable at September 30, 2012	151,500	US$	0.62	5.55	25

Estimated Fair Value of The Share Options, Assumptions Used

For the year ended September 30, 2011
Risk-free interest rate	1.40% ~ 1.86%
Dividend yield	-
Expected volatility	51%
Expected life (in years)	3.71 ~ 5.63

Summary of The Nonvested Restricted Shares Activity

	Number of Nonvested restricted shares outstanding	Weight average grant-date fair value
	US$
Nonvested shares outstanding at September 30, 2011	100,000	1.25
Vested	100,000	-

Nonvested shares outstanding at September 30, 2012	-	-

Share-Based Compensation Expense Of Share-Based Awards Granted

	As of September 30,
	2010	2011	2012
	US$	US$	US$
Cost of services	1,787	1,999	37
General and administrative expenses	2,033	3,347	88
Selling expenses	567	678	16

	4,387	6,024	141

ORGANIZATION AND BASIS OF PRESENTATION (Details of The Company's Subsidiaries and Variable Interest Entities) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
China Distance Education Limited (CDEL Hong Kong) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Mar 13, 2003
Percentage of legal ownership by the Company	100.00%
Principal activities
Investment holding

Practice Enterprises Network China International Links Limited (Pencil) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Feb 23, 2010
Percentage of legal ownership by the Company	100.00%
Principal activities
Inactive

Beijing Champion Distance Education Technology Co Ltd (Champion Technology) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Jan 5, 2004
Percentage of legal ownership by the Company	100.00%
Principal activities
Provision of technical support and consultancy services and course production

DL Education Service LLC (DL Education) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Sep 27, 2012
Percentage of legal ownership by the Company	100.00%
Principal activities
Inactive

Beijing Champion Education Technology Co Ltd (Champion Education Technology) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Apr 23, 2007
Percentage of legal ownership by the Company	100.00%
Principal activities
Software licensing and course production

Beijing Champion Hi-Tech Co Ltd (Beijing Champion) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Jul 12, 2000
Percentage of legal ownership by the Company	0.00%
Principal activities
Provision of online education services and sales of books and reference materials

Percent of assets	53.00%	43.00%
Percent of liabilities	95.00%	96.00%
Beijing Caikaowang Company Ltd (Caikaowang) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Nov 28, 2007
Percentage of legal ownership by the Company	0.00%
Principal activities
Provision of online education services

Beijing Champion Wangge Education Technology Co Ltd (Champion Wangge) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Jun 24, 2008
Percentage of legal ownership by the Company	0.00%
Principal activities
Provision of online education services

Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Feb 19, 2009
Percentage of legal ownership by the Company	0.00%
Principal activities
Provision of start-up training services

Beijing Haidian District Champion Training School (Champion Training School) [Member]
Variable Interest Entity [Line Items]
Date of establishment	Feb 19, 2009
Percentage of legal ownership by the Company	0.00%
Principal activities
Provision of online and offline education services

ORGANIZATION AND BASIS OF PRESENTATION (Financial Information of The Company's VIE and VIE's subsidiaries) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 49,723	$ 49,738
Prepayment and other current assets	3,573	2,861
Total current assets	69,648	73,868
Total assets	89,986	93,878
Total current liabilities	25,237	21,144
Total liabilities	25,369	21,144
Total equity	64,617	72,734
Revenues	52,102	41,564	32,579
Net income	8,209	(4,105)	(2,842)
Net Cash Provided by (Used in) Operating Activities	15,063	9,192	7,653
Net Cash Provided by (Used in) Investing Activities	471	(9,843)	31,420
Net Cash Provided by (Used in) Financing Activities	(17,168)	(8,063)	(2,109)
Exchange rate effect on cash and cash equivalents	410	906	354
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	15,798	8,108
Prepayment and other current assets	3,311	2,771
Total current assets	29,581	23,482
Total assets	47,381	40,679
Deferred revenue	9,408	7,848
Total current liabilities	24,041	20,196
Total liabilities	24,041	20,196
Total equity	23,340	20,482
Revenues	52,005	42,510	33,257
Net income	14,944	7,365	6,370
Net Cash Provided by (Used in) Operating Activities	6,958	2,860	6,614
Net Cash Provided by (Used in) Investing Activities	549	(2,137)	(4,407)
Net Cash Provided by (Used in) Financing Activities	0	0	0
Exchange rate effect on cash and cash equivalents	$ 183	$ 481	$ 155

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Advertising expenses from continuing operations	$ 2,112	$ 2,204	$ 1,123
Advertising expense from discontinued operations	26	179	132
Shipping and handling costs from continuing operations	252	330	327
Shipping and handling costs from discontinued operations	1	8	4
Individual customers accounts receivable, Maximum percentage	10.00%	10.00%	10.00%
Cash and cash equivalents from the continuing operations and discontinued operations, denominated in RMB	36,360	16,716
Foreign currency risk, cash and cash equivalents, represented amount, percent	73.10%	32.80%
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Restricted cash	6	2,676
Beijing Champion Hi-Tech Co Ltd (Beijing Champion) [Member]
Recognized revenues before business tax and related surcharges in connection with expired study cards	113	103	90
Business tax and related surcharges, percent	3.00%	3.00%	3.00%
Business tax and related surcharges, amount	$ 1,331	$ 918	$ 777
PRC value added tax ("VAT"), general rate	13.00%
Beijing Champion Education Technology Co Ltd (Champion Education Technology) [Member]
PRC value added tax ("VAT"), general rate	3.00%
Business tax incurred	5.00%
Beijing Champion Distance Education Technology Co Ltd (Champion Technology) [Member]
PRC value added tax ("VAT"), general rate	6.00%
Business tax incurred	5.00%
Accounts Receivable [Member] | Concentration Risk Customer One [Member]
Individual customers accounts receivable, Maximum percentage	43.70%	28.40%
Accounts Receivable [Member] | Concentration Risk Customer Two [Member]
Individual customers accounts receivable, Maximum percentage		12.60%

SIGNIFICANT ACCOUNTING POLICIES (Property, Plant and Equipment Estimated Useful Lives of The Assets) (Details)	12 Months Ended
Sep. 30, 2012
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	35 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Residual value	5.00%
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Residual value	10.00%
Electronic And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Electronic And Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Residual value	5.00%
Electronic And Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Residual value	10.00%
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Residual value	5.00%
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Residual value	10.00%
Leasehold Improvement And Building Improvement [Member]
Property, Plant and Equipment [Line Items]
Residual value	0.00%
Leasehold Improvement And Building Improvement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years

SIGNIFICANT ACCOUNTING POLICIES (Other Intangible Assets Estimated Useful Lives) (Details)	12 Months Ended
Sep. 30, 2012
Computer Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Computer Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Domain names and trademarks[Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Domain names and trademarks[Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	11 years
Courseware [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year
Courseware [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Business Contracts [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Business Contracts [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years 6 months
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years

ACQUISITIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
China International Economic And Trade Arbitration Commission [Member]
China International Economic and Trade Arbitration Commission awarded amount recorded as other operating income		$ 571
Yinhong [Member]
Purchase agreement, option to acquire additional equity interest, percent amount	40.00%
Purchase agreement, option to acquire additional equity interest, impaired amount			34
Purchase agreement, subject to option, price (six times of the net income)	49.00%
Champion Xinlixiang [Member]
Initial consideration, in cash		2,379
Initial consideration for acquisition, transaction costs		37
Purchase agreement, option to acquire additional equity interest, percent amount		40.00%
Purchase agreement, option to acquire additional equity interest, impaired amount			477
Purchase agreement, subject to option, price (six times of the net income)	40.00%
Investment owned, subject to option, exercise dates

beginning October 1, 2011, has the option to acquire an additional 40% equity interest of Champion Xinlixiang at a price equal to 40% of six times of the net income of Champion Xinlixiang for the preceding fiscal year

Champion Xinlixiang [Member] | Surrendered [Member]
Net loss contingency, option to sell equity interest, cash amount	911
Purchase agreement, option to acquire additional equity interest, percent amount	40.00%
Champion Xinlixiang [Member] | Purchase Agreement Year One [Member]
Percentage of excess amount of net income additional cash consideration	40.00%
Purchase agreement, option to acquire additional equity interest, impaired amount	477
Minimum net income, cash consideration, amount	1,172
Minimum Net Income Cash Consideration, Effective Fiscal Year	2010
Champion Xinlixiang [Member] | Purchase Agreement Year Two [Member]
Percentage of excess amount of net income additional cash consideration	30.00%
Purchase agreement, option to acquire additional equity interest, impaired amount	201
Minimum net income, cash consideration, amount	2,344
Minimum Net Income Cash Consideration, Effective Fiscal Year	2011
Zhengbao Yucai [Member]
Percentage of excess amount of net income additional cash consideration	30.00%
Purchase agreement, option to acquire additional equity interest, percent amount	49.00%	40.00%
Purchase agreement, option to acquire additional equity interest, number of years	3 years
Purchase agreement, option to acquire additional equity interest, impaired amount		1,115	162
Option To Acquire Equity Interest Impaired Amount			128
Transferred equity interest		40.00%
Minimum net income, cash consideration, amount	$ 6,881
Minimum Net Income Cash Consideration, Effective Fiscal Year	2010
Purchase agreement, subject to option, price (six times of the net income)	30.00%
Investment owned, subject to option, exercise dates
within 3 years starting from February 15, 2009

Variable Interest Entity [Member]
Purchase agreement, option to acquire additional equity interest, percent amount	30.00%
Purchase agreement, option to acquire additional equity interest, number of years	5 years
Investment owned, subject to option, exercise dates
next 5 years starting from the end of the fiscal year 2009

DISCONTINUED OPERATIONS (Assets and Liabilities of The Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	May 04, 2012 Gaokao re-take business [Member]	Sep. 30, 2011 Gaokao re-take business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total cash proceeds from sale of discontinued operations			$ 157
Current assets of discontinued operations:
Cash and cash equivalents			312	1,209
Accounts receivable, net			14	14
Prepayment and other current assets			324	309
Property, plant and equipment, net				774
Current assets of discontinued operations		2,306	650	2,306
Current Liabilities of Discontinued Operations:
Accrued expenses and other liabilities			348	548
Income tax payable			128	126
Deferred revenue, current portion			314	1,186
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$1,860 and nil as of September 30, 2011 and 2012, respectively)		1,860	790	1,860
Net liabilities disposed			(140)
Cash Proceeds Discontinued Operations			157
Gain on disposition of the discontinued operation			$ 297

DISCONTINUED OPERATIONS (Operating Results From The Discontinued Operations Included in The Group's Consolidated Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss) from discontinued operations attributable to China Distance Education Holdings Limited	$ 236	$ (3,300)	$ (2,053)
Gaokao re-take business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	1,045	1,776	2,167
Pre-tax profit (loss) from discontinued operations	(61)	(3,444)	(2,202)
Income tax expense		144	116
Income (loss) from discontinued operations, net of tax	(61)	(3,300)	(2,086)
Gain on disposal of discontinued operation	297
Net loss of discontinued operations attributable to noncontrolling interest, net of tax			33
Net income (loss) from discontinued operations attributable to China Distance Education Holdings Limited	$ 236	$ (3,300)	$ (2,053)

ACCOUNTS RECEIVABLE, NET (Accounts Receivable, Net) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Receivables [Abstract]
Accounts receivable	$ 6,173	$ 7,851
Less: allowance for doubtful accounts	(2,092)	(3,190)
Accounts receivable, net	$ 4,081	$ 4,661

ACCOUNTS RECEIVABLE, NET (Movement of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Receivables [Abstract]
Balance at beginning of year	$ 3,190	$ 2,236
Charged to expenses	211	824
Write-off of accounts receivable	(1,361)
Foreign currency adjustment	52	130
Balance at end of year	$ 2,092	$ 3,190

INVENTORIES, NET (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
INVENTORIES, NET [Abstract]
Books and other goods	$ 588	$ 285
Paper and other raw materials	70	78
Inventories, total	658	363
Inventories provision	$ 44	$ 3	$ 2

PREPAYMENT AND OTHER CURRENT ASSETS (Prepayment and Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Prepaid Expense and Other Assets, Current [Abstract]
Advance to the suppliers	$ 1,835	$ 1,585
Prepaid expenses	1,092	618
Refundable prepayments	325	320
Funds receivable	142	245
Deposits	68	56
Others	436	357
Less: allowance for doubtful accounts	(325)	(320)
Prepayment and other current assets	$ 3,573	$ 2,861

PROPERTY, PLANT AND EQUIPMENT, NET (Property, Plant and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property, Plant and Equipment [Line Items]
Total	$ 16,036	$ 13,307
Less: Accumulated depreciation	(6,360)	(4,721)
Property, Plant and Equipment, Net	9,676	8,586
Depreciation expenses from continuing operations	1,606	1,309	1,142
Depreciation expenses from discontinued operations		140	15
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	5,892	5,077
Electronic And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	7,604	6,020
Leasehold Improvement And Building Improvement [Member]
Property, Plant and Equipment [Line Items]
Total	1,434	1,293
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,106	$ 917

GOODWILL (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Goodwill [Line Items]
Beginning balance	$ 9,665	$ 9,212
Exchange Difference	108	453
Disposal	(2,262)
Ending balance	7,511	9,665	9,212
Beginning balance, Accumulated impairment loss	(2,262)	(1,424)
Charge for the year, Accumulated impairment loss		(758)	(1,407)
Exchange Difference, Accumulated impairment loss		(80)
Disposal, Accumulated impairment loss	(2,262)
Ending balance, Accumulated impairment loss	0	(2,262)	(1,424)
Goodwill, net	7,511	7,403
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Goodwill [Line Items]
Goodwill arising from acquisitions, percent of equity interest	60.00%
Online Education Service [Member]
Goodwill [Line Items]
Beginning balance	5,642	5,377
Exchange Difference	84	265
Disposal
Ending balance	5,726	5,642
Beginning balance, Accumulated impairment loss
Charge for the year, Accumulated impairment loss
Exchange Difference, Accumulated impairment loss
Disposal, Accumulated impairment loss
Ending balance, Accumulated impairment loss
Goodwill, net	5,726	5,642
Startup Training Service [Member]
Goodwill [Line Items]
Beginning balance	1,761	1,647
Exchange Difference	24	114
Disposal
Ending balance	1,785	1,761
Beginning balance, Accumulated impairment loss
Charge for the year, Accumulated impairment loss
Exchange Difference, Accumulated impairment loss
Disposal, Accumulated impairment loss
Ending balance, Accumulated impairment loss
Goodwill, net	1,785	1,761
Startup Training Service [Member] | Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Goodwill [Line Items]
Goodwill arising from acquisitions, percent of equity interest	60.00%
Gaokao re-take business [Member]
Goodwill [Line Items]
Beginning balance	2,262	2,188
Exchange Difference		74
Disposal	(2,262)
Ending balance	0	2,262
Beginning balance, Accumulated impairment loss	(2,262)	(1,424)
Charge for the year, Accumulated impairment loss		(758)
Exchange Difference, Accumulated impairment loss		(80)
Disposal, Accumulated impairment loss	(2,262)
Ending balance, Accumulated impairment loss	0	(2,262)
Goodwill, net	$ 0	$ 0

OTHER INTANGIBLE ASSETS, NET (Composition of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 6,005	$ 5,530
Less: Accumulated amortization	(4,076)	(3,148)
Other intangible assets, Net	1,929	2,382
Amortization expenses from continuing operations	873	900	809
Amortization expenses from discontinuing operations		26	42
Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	2,645	2,278
Less: Accumulated amortization	(1,827)	(1,369)
Trademarks And Domain Names[Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	1,407	1,337
Less: Accumulated amortization	(717)	(585)
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	103	102
Less: Accumulated amortization	(102)	(92)
Courseware [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	475	468
Less: Accumulated amortization	(394)	(334)
Business Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	517	510
Less: Accumulated amortization	(399)	(296)
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	647	627
Less: Accumulated amortization	(455)	(320)
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	211	208
Less: Accumulated amortization	$ (182)	$ (152)

OTHER INTANGIBLE ASSETS, NET (Estimated Amortization Expenses for The Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
OTHER INTANGIBLE ASSETS, NET [Abstract]
2013	$ 698
2014	442
2015	283
2016	215
2017	152
2018 and thereafter	139
Other intangible assets, Net	$ 1,929	$ 2,382

FAIR VALUE MEASUREMENT (Fair Value of Level 3 Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortization expenses from continuing operations	$ 873	$ 900	$ 809
Impairment loss on goodwill		758	1,407
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase agreement, option to acquire additional equity interest, percent amount	49.00%	40.00%
Purchase agreement, option to acquire additional equity interest, impaired amount		1,115	162
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance			1,083
Impairment during the year		(1,115)
Foreign currency adjustment		32
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member] | Purchased Call Options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	0		1,083
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member] | Purchased Call Options [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	0		1,083
Impairment during the year	0	(1,115)	(162)
Foreign currency adjustment	0	32	23
Gaokao re-take business [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss on goodwill		758	1,407
Gaokao re-take business [Member] | Purchased Call Options [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	0		200
Impairment during the year	0	(201)	(477)
Foreign currency adjustment	0	1	7
Gaokao re-take business [Member] | Goodwill [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	0		764
Addition during the year	0
Amortization expenses from continuing operations	0
Impairment during the year	0
Foreign currency adjustment	0	(6)	27
Impairment loss on goodwill		(758)	(1,407)
Gaokao re-take business [Member] | Property Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment during the year		973
Gaokao re-take business [Member] | Property Plant and Equipment [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	0	774	722
Addition during the year	0	1,110	725
Amortization expenses from continuing operations	0	(140)	(17)
Impairment during the year	0	(973)
Foreign currency adjustment	0	55	14
Gaokao re-take business [Member] | Non-Compete Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment during the year		332	274
Gaokao re-take business [Member] | Non-Compete Agreement [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	0		343
Addition during the year	0
Amortization expenses from continuing operations	0	(25)	(34)
Impairment during the year	0	(332)	(274)
Foreign currency adjustment	0	13
Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase agreement, option to acquire additional equity interest, percent amount		40.00%
Purchase agreement, option to acquire additional equity interest, impaired amount			477
Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member] | Purchased Call Options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance			200
Addition during the year
Amortization expenses from continuing operations
Impairment during the year		(201)
Foreign currency adjustment		1
Transferred during the year
Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member] | Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance			764
Addition during the year
Amortization expenses from continuing operations
Impairment during the year		(758)
Foreign currency adjustment		(6)
Transferred during the year
Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member] | Property Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance		774	722
Addition during the year		1,110
Amortization expenses from continuing operations		(140)
Impairment during the year		(973)
Foreign currency adjustment		55
Transferred during the year	(774)
Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member] | Non-Compete Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance			343
Addition during the year
Amortization expenses from continuing operations		(25)
Impairment during the year		(332)
Foreign currency adjustment		13
Transferred during the year

DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS (Deposits For Non-Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Deposit for purchase of property, plant and equipment	$ 131	$ 242
Property, Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Deposit for purchase of property, plant and equipment	$ 131	$ 242

OTHER NON-CURRENT ASSETS (Other Non-Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
OTHER NON-CURRENT ASSETS [Abstract]
Long-term prepaid expenses	$ 966	$ 587
Rental deposits	125	129
Others		13
Total other non-current assets	$ 1,091	$ 729

ACCRUED EXPENSES AND OTHER LIABILITIES (Components of Accrued Expenses and Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued expenses	$ 2,597	$ 2,172
Salary and welfare payable	1,823	1,414
Tuition fee payables to government agencies	2,765	965
Remuneration payable to lecturers	1,883	1,523
Uncertain income tax liabilities (Note 18)	173	170
Other payable	395	270
Accrued Liabilities and Other Liabilities, Total	$ 9,636	$ 6,514

ORDINARY SHARES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Apr. 29, 2011	Nov. 20, 2008	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Class of Stock [Line Items]
Approved program, issued and outstanding shares authorized for repurchase, maximum value		$ 10,000
Stock repurchase program, additional authorized amount, value	10,000
Repurchase of ordinary shares			993	8,138	2,172
Ordinary Shares [Member]
Class of Stock [Line Items]
Repurchase of ordinary shares, shares			1,285,464	9,223,188	1,909,600
Repurchase of ordinary shares				1
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Repurchase of ordinary shares			$ 993	$ 8,137	$ 2,172

RESTRICTED NET ASSETS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
RESTRICTED NET ASSETS [Abstract]
Appropriation to the statutory reserve	$ 3,206	$ 2,388	$ 1,076
Minimum required percent of annual after-tax profit, general reserve	10.00%
Minimum required percent of annual after-tax profit, statutory common reserve	10.00%
Required reserve, percent of respective registered capital	50.00%
Aggregate amount of paid-in capital and statutory reserves not available for distribution	$ 17,835	$ 15,612	$ 17,218

NONCONTROLLING INTERESTS (Noncontrolling Interest) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011 Startup Training Service [Member]	Sep. 30, 2010 Startup Training Service [Member]	Mar. 10, 2009 Startup Training Service [Member]	Sep. 30, 2011 Gaokao re-take business [Member]	Sep. 30, 2010 Gaokao re-take business [Member]	Sep. 30, 2009 Gaokao re-take business [Member]	Sep. 30, 2011 Beijing Champion Hi-Tech Co Ltd (Beijing Champion) [Member] Startup Training Service [Member]	Mar. 10, 2009 Beijing Champion Hi-Tech Co Ltd (Beijing Champion) [Member] Startup Training Service [Member]	Sep. 30, 2011 Beijing Champion Hi-Tech Co Ltd (Beijing Champion) [Member] Gaokao re-take business [Member]	Sep. 30, 2011 Beijing Champion Wangge Education Technology Co Ltd (Champion Wangge) [Member] Startup Training Service [Member]	Sep. 30, 2011 Beijing Champion Wangge Education Technology Co Ltd (Champion Wangge) [Member] Gaokao re-take business [Member]	Sep. 30, 2009 Beijing Champion Wangge Education Technology Co Ltd (Champion Wangge) [Member] Gaokao re-take business [Member]	Jun. 01, 2011 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										40.00%				40.00%
Noncontrolling Interest, Ownership Percentage by Parent					60.00%			60.00%							40.00%
Beginning Balance	$ 2,037	$ 2,963	$ 1,126	$ 2,026		$ 911	$ 937
Acquisition of noncontrolling interest									(856)				(911)
Net loss for the year	(303)	(944)	(303)	(911)			(33)
Foreign currency translation adjustments	33	18	33	11			7
Ending Balance		$ 2,037		$ 1,126			$ 911

TAXATION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Beijing Champion Hi-Tech Co Ltd (Beijing Champion) [Member]	Sep. 30, 2012 Beijing Champion Distance Education Technology Co Ltd (Champion Technology) [Member]	Sep. 30, 2009 Beijing Champion Distance Education Technology Co Ltd (Champion Technology) [Member]	Sep. 30, 2008 Beijing Champion Distance Education Technology Co Ltd (Champion Technology) [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
Preferential income tax rate				15.00%	15.00%	7.50%	7.50%
Unrecognized tax benefits	$ 173	$ 170	$ 162
Withholding tax on undistributed earnings	$ 634

TAXATION (Income (Loss) Before Income Taxes From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
TAXATION [Abstract]
Non - PRC	$ (1,252)	$ (6,873)	$ (5,030)
PRC	11,825	7,039	4,849
Income (loss) before income taxes	$ 10,573	$ 166	$ (181)

TAXATION (Current and Deferred Components of The Income Tax Benefit/(Expense) From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
TAXATION [Abstract]
Current Income Tax Expense (Benefit)	$ 2,074	$ 1,948	$ 1,044
Deferred Income Tax Expense (Benefit)	526	(977)	(469)
Income Tax Expense (Benefit), Total	$ 2,600	$ 971	$ 575

TAXATION (Reconciliation of The Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
TAXATION [Abstract]
(Loss)/Income before taxes	$ 10,573	$ 166	$ (181)
Income tax expense/(benefit) computed at applicable tax rates of 25%	2,643	42	(45)
Effect of different tax rates in different jurisdictions	255	1,667	1,224
Non-deductible expenses	59	260	223
Effect of tax holidays	(1,037)	(860)	(936)
Effect of valuation allowances	51	(138)	109
Decrease in unrecognized tax benefits balance
Withholding tax on undistributed earnings	629
Income Tax Expense (Benefit), Total	$ 2,600	$ 971	$ 575
Effective income tax rate	24.59%	584.94%	(317.68%)

TAXATION (Reconciliation of Accrued Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
TAXATION [Abstract]
Beginning balance	$ 170	$ 162
Foreign currency adjustment	3	8
Ending balance	$ 173	$ 170

TAXATION (Aggregate Amount and Per Share Effect of The Tax Holidays) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Holiday [Line Items]
The aggregate amount of tax holidays	$ 1,037	$ 860	$ 936
Basic [Member]
Income Tax Holiday [Line Items]
The aggregate effect on basic and diluted net income per share:	$ 0.01	$ 0.01	$ 0.01
Diluted [Member]
Income Tax Holiday [Line Items]
The aggregate effect on basic and diluted net income per share:	$ 0.01	$ 0.01	$ 0.01

TAXATION (Components of Deferred Taxes From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
TAXATION [Abstract]
Payroll payable	$ 291	$ 217
Accrued expenses	524	439
Allowance for doubtful accounts	592	822
Net operating loss carry-forwards	449	78
Total current deferred tax assets	1,856	1,556
Intangible assets	87	116
Property, plant and equipment	146	147
Net operating loss carry-forwards	522	670
Total non-current deferred tax assets	755	933
Less: valuation allowance (non-current)	(117)	(66)
Non-current deferred tax assets, net	638	867
Non-current deferred tax liabilities: Intangible assets	136	199
Non-current deferred tax liabilities: Withholding tax on undistributed earnings	634
Total non-current deferred tax liabilities	$ 770	$ 199

EMPLOYEE DEFINED CONTRIBUTION PLAN (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
EMPLOYEE DEFINED CONTRIBUTION PLAN [Abstract]
Total contributions to the government, employee benefits, expensed as incurred	$ 3,199	$ 2,464	$ 1,915
Employee Benefits From Continuing Operations	3,164	2,412	1,842
Employee benefits from discontinued operations	35	52	73
Employee benefits, mandatory contributions to defined contribution retirement plans for full time employees in Hong Kong	$ 2	$ 2	$ 2

COMMITMENTS AND CONTINGENCIES (Operating Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 2,261
2014	295
2015	51
Operating leases, future minimum payments due, total	2,607
Operating leases rent expenses, continuing operations	3,346	2,844	2,686
Operating leases rent expenses, discontinued operations	$ 314	$ 750	$ 789

SEGMENT REPORTING (Revenues Attributable to The Different Service and Product Groups) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Revenues	$ 52,102	$ 41,564	$ 32,579
Online Education Service [Member]
Segment Reporting Information [Line Items]
Revenues	40,281	30,788	23,982
Percentage of total contract revenue from Online education services, percent	77.30%	74.00%	73.60%
Books And Reference Materials [Member]
Segment Reporting Information [Line Items]
Revenues	4,438	4,743	3,939
Offline Education Service [Member]
Segment Reporting Information [Line Items]
Revenues	4,507	2,907	1,557
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2,876	$ 3,126	$ 3,101

NET (LOSS) INCOME PER SHARE (Basic and Diluted Net (Loss) Income Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
NET (LOSS) INCOME PER SHARE [Abstract]
Income (loss) from continuing operations	$ 7,973	$ (502)	$ 155
Income (loss) from discontinued operations, net of tax	236	(3,300)	(2,053)
Net (loss) income	8,209	(3,802)	(1,898)
Allocated to ordinary Share - basic	8,209	(3,800)	(1,898)
Allocated to nonvested restricted share - basic		$ (2)
Weighted average number of ordinary shares outstanding	133,996,737	133,489,261	138,232,493
Weighted average number of nonvested restricted share	0	82,466	0
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	366,371		0
Weighted average ordinary shares outstanding used in computing diluted net income per share	134,363,108	133,571,727	138,232,493
Basic net (loss) income per share: Basic from continuing operations	$ 0.06	$ 0	$ 0
Basic net (loss) income per share: Basic from discontinued operations (net of tax)	$ 0	$ (0.03)	$ (0.01)
Basic net (loss) income per share: Basic	$ 0.06	$ (0.03)	$ (0.01)
Basic net (loss) income per nonvested restricted share: Basic from continuing operations	$ 0	$ 0	$ 0
Basic net (loss) income per nonvested restricted share: Basic from discontinued operations (net of tax)	$ 0	$ (0.03)	$ 0
Basic net (loss) income per nonvested restricted share: Basic	$ 0	$ (0.03)	$ 0
Diluted from continuing operations	$ 0.06	$ 0	$ 0
Diluted from discontinued operations	$ 0	$ (0.03)	$ (0.01)
Diluted net (loss) income per share: Diluted	$ 0.06	$ (0.03)	$ (0.01)
Basic net (loss) income per share: Allocated to ordinary Share - basic	$ 0.06	$ (0.03)	$ (0.01)
Basic net (loss) income per share: Allocated to nonvested restricted share - basic	$ 0	$ (0.03)	$ 0
Basic net (loss) income per share: Diluted	$ 0.06	$ (0.03)	$ (0.01)

SHARE INCENTIVE PLAN (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended						1 Months Ended		12 Months Ended
	Sep. 27, 2011	Nov. 17, 2009	Dec. 02, 2008	Jul. 02, 2008	May 31, 2008	Apr. 18, 2008	Jul. 31, 2010	Nov. 30, 2009	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Nov. 17, 2008
SHARE INCENTIVE PLAN [Abstract]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares						11,652,556
Ordinary shares, par value						$ 0.0001			$ 0.0001	$ 0.0001
Share options granted	400,000					11,045,500
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent				5.00%
Vesting period	2 years					4 years
Exercise price												$ 0.82
Share options granted to non-employees						984,900						400,000
Vesting schedule	25.00%											50.00%
Share-based compensation arrangement by share-based payment award, plan modification, incremental Compensation Cost	$ 1,658		$ 2,699								$ 853
Share options granted to selected employees, shares	1,000,600	1,361,900			10,060,600
Share options granted to selected employees exercise, price	$ 0.615	$ 1.87			$ 2.995966	$ 2.995966
Weighted-average exercise price: Granted										$ 0.26	$ 0.87
Aggregated intrinsic value: Exercisable
Compensation cost recognized over weighted average vesting period, years									1 year 29 days	2 years 26 days
Compensation expenses, restricted shares issued to independent director, shares				57,143
Compensation expenses, cash paid				100			100	100
Stock-based compensation									141	6,024	4,387
Total intrinsic value of options exercised									$ 1,152	$ 30

SHARE INCENTIVE PLAN (Share Options, Employees and non-executive directors) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
SHARE INCENTIVE PLAN [Abstract]
Number of shares: Outstanding, October 1, 2011	11,310,872
Number of shares: Exercised	7,096,540
Number of shares: Forfeited	467,308
Number of shares: Outstanding, September 30, 2012	3,747,024	11,310,872
Number of shares: Expected to vest	460,925
Number of shares: Exercisable	3,072,504
Weighted-average exercise price: Outstanding, October 1, 2011	$ 0.65
Weighted-average exercise price: Exercised	$ 0.49
Weighted-average exercise price: Forfeited	$ 1.28
Weighted-average exercise price: Outstanding, September 30, 2012	$ 0.87	$ 0.65
Weighted-average exercise price: Expected to vest	$ 1.16
Weighted-average exercise price: Exercisable	$ 0.81
Weighted-average remaining contractual term (years): Outstanding, October 1, 2011	7 years	7 years 1 month 21 days
Weighted-average remaining contractual term (years): Outstanding, September 30, 2012	7 years	7 years 1 month 21 days
Weighted-average remaining contractual term (years): Expected to vest	8 years 2 months 5 days
Weighted-average remaining contractual term (years): Exercisable	6 years 8 months 27 days
Aggregated intrinsic value: Outstanding, October 1, 2011
Aggregated intrinsic value: Outstanding, September 30, 2012
Aggregated intrinsic value: Expected to vest
Aggregated intrinsic value: Exercisable
Weighted-average grant-date fair value of options granted	$ 0	$ 0.26	$ 0.87

SHARE INCENTIVE PLAN (Share Options, NonEmployees) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Sep. 27, 2011	Apr. 18, 2008	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares: Outstanding, October 1, 2011			11,310,872
Number of shares: Granted	400,000	11,045,500
Number of shares: Forfeited			467,308
Number of shares: Exercised			7,096,540
Number of shares: Cancelled				(8,487,788)
Number of shares: Outstanding, September 30, 2012			3,747,024	11,310,872
Number of shares: Exercisable			3,072,504
Weighted-average exercise price: Outstanding, October 1, 2011			$ 0.65
Weighted-average exercise price: Granted				$ 0.26	$ 0.87
Weighted-average exercise price: Forfeited			$ 1.28
Weighted-average exercise price: Exercised			$ 0.49
Weighted-average exercise price: Cancelled				$ 0.82
Weighted-average exercise price: Outstanding, September 30, 2012			$ 0.87	$ 0.65
Weighted-average exercise price: Exercisable			$ 0.81
Weighted-average remaining contractual term (years): Outstanding, October 1, 2011			7 years	7 years 1 month 21 days
Weighted-average remaining contractual term (years): Outstanding, September 30, 2012			7 years	7 years 1 month 21 days
Weighted-average remaining contractual term (years): Exercisable			6 years 8 months 27 days
Aggregated intrinsic value: Outstanding, October 1, 2011
Aggregated intrinsic value: Outstanding, September 30, 2012
Aggregated intrinsic value: Exercisable
Weighted-average grant-date fair value of options granted			$ 0	$ 0.26	$ 0.87
Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares: Outstanding, October 1, 2011			977,212
Number of shares: Granted
Number of shares: Forfeited			50,612
Number of shares: Exercised			775,100
Number of shares: Cancelled
Number of shares: Outstanding, September 30, 2012			151,500	977,212
Number of shares: Exercisable			151,500
Weighted-average exercise price: Outstanding, October 1, 2011			$ 0.62
Weighted-average exercise price: Granted			$ 0
Weighted-average exercise price: Forfeited			$ 0.62
Weighted-average exercise price: Exercised			$ 0.62
Weighted-average exercise price: Cancelled			$ 0
Weighted-average exercise price: Outstanding, September 30, 2012			$ 0.62	$ 0.62
Weighted-average exercise price: Exercisable			$ 0.62
Weighted-average remaining contractual term (years): Outstanding, October 1, 2011			5 years 6 months 18 days	6 years 6 months 18 days
Weighted-average remaining contractual term (years): Outstanding, September 30, 2012			5 years 6 months 18 days	6 years 6 months 18 days
Weighted-average remaining contractual term (years): Exercisable			5 years 6 months 18 days
Aggregated intrinsic value: Outstanding, October 1, 2011			27
Aggregated intrinsic value: Outstanding, September 30, 2012			25	27
Aggregated intrinsic value: Exercisable			$ 25
Weighted-average grant-date fair value of options granted			$ 0	$ 0.26	$ 0

SHARE INCENTIVE PLAN (Estimated Fair Value of The Share Options, Assumptions Used) (Details)	12 Months Ended
Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.40%
Risk-free interest rate, maximum	1.86%
Dividend yield	0.00%
Expected volatility	51.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years 7 months 17 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	3 years 8 months 16 days

SHARE INCENTIVE PLAN (Nonvested Restricted Shares Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
SHARE INCENTIVE PLAN [Abstract]
Number of Nonvested restricted shares outstanding, shares		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	100,000
Weighted average grant-date fair value, outstanding		$ 1.25
Weighted average grant-date fair value, Vested

SHARE INCENTIVE PLAN (Total Share-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 141	$ 6,024	$ 4,387
Cost Of Services [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	37	1,999	1,787
General And Administration Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	88	3,347	2,033
Selling Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 16	$ 678	$ 567

SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 07, 2012
SUBSEQUENT EVENTS [Abstract]
Dividends Payable, Amount Per Share		$ 0.12
Dividends Payable, Date Declared	Nov 13, 2012
Number of shares issued and outstanding as of the close of trading on Dec 7, 2012		135,409,521